Federated Investors
World-Class Investment Manager

Federated Kaufmann Fund

ANNUAL REPORT

October 31, 2001

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

A Portfolio of Federated Equity Funds

Established 2001

Lawrence Auriana

Portfolio Co-Manager Federated Investment Management Company

Hans Utsch

Portfolio Co-Manager Federated Investment Management Company

Annual Report

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Investment Review

Dear Shareholder:

The fiscal year-end of the Federated Kaufmann Fund has been changed from December to October. The reason for the change is simply to conform to the practice of the many other mutual funds in the Federated Equity Funds (Trust). Accordingly, the fund's 2001 fiscal year ended on October 31, 2001.

We are pleased to report that, despite an unusually brutal stock market, the fund outperformed its fund peer group by a wide margin. The fund's total returns, based on net asset value were (9.37)%1 for Class A Shares, (9.86)%1 for Class B Shares, and (9.86)%1 for Class C Shares, for the 12 months ended October 31, 2001, compared with a decline of (43.31)% for the Lipper Multi-Cap Growth Index (LMCGI).2

For the two-year period, the fund's annual returns, based on net asset value were 17.26%1 for Class A Shares, 16.59%1 for Class B Shares, and 16.59%1 for Class C Shares, compared to a decline of (14.08)% for the LMCGI.

The following graphs illustrate a hypothetical investment of $10,0001 in the fund for the 15-year period ended October 31, 2001, compared to the Russell Midcap Growth Index (RMGI),3 the LMCGI, the Russell 2000 Index (RUS2)3 and the Lipper Small-Cap Growth Index (LSCGI).

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the 12-month period, based on offering price, (i.e., less any sales charge or redemption fee) for Class A Shares, Class B Shares and Class C Shares were (14.30)%, (13.19)% and (10.47)%, respectively. Total returns for the 2-year period, based on offering price for Class A Shares, Class B Shares and Class C Shares were 14.00%, 15.03% and 16.59%, respectively. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

The Fund is the successor to The Kaufmann Fund, Inc. (Kaufmann Fund) pursuant to a reorganization that took place effective on April 23, 2001. Prior to that date, the Fund's Class A Shares, Class B Shares and Class C Shares had no investment operations. Accordingly, the performance information of the Kaufmann Fund, adjusted to reflect the sales charges and expenses applicable to the Fund's Class K Shares. The Fund's performance assumes the reinvestment of all dividends and distributions. The RMGI, RUS2, LMCGI and LSCGI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper Analytical Services as falling into the respective categories indicated. They do not reflect sales charges.

3 The RUS2, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The RMGI measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. Investments cannot be made in an index.

FEDERATED KAUFMANN FUND--CLASS A SHARES

Average Annual Total Returns for the Period Ended 10/31/2001

	1 Year	2 Years	5 Years	10 Years	15 Years
Federated Kaufmann Fund - Class A Shares[2]	(9.37)%	17.26%	9.08%	15.07%	15.99%
Russell Midcap Growth Index[3,4]	(42.78)%	(10.92)%	6.87%	10.58%	11.61%
Lipper Multi-Cap Growth Index[3]	(43.31)%	(14.06)%	6.16%	10.38%	11.68%
Russell 2000 Index[3,4]	(12.70)%	1.24%	6.07%	10.35%	9.54%
Lipper Small-Cap Growth Index[3,5]	(31.22)%	(2.76)%	5.40%	10.45%	N/A

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The RMGI, RUS2, LMCGI and the LSCGI have been adjusted to reflect reinvestment of all dividends on securities in the index.

2 Performance shown is for the Fund's Class A Shares at net asset value. Based on the maximum sales charge of 5.50%, the Fund's Class A Shares' average annual 1-year, 2-year, 5-year, 10-year and 15-year total returns were (14.30)%, 14.00%, 7.84%, 14.42% and 15.57%, respectively. Additional classes of shares are available. Performance for these classes will vary to differences in sales charges and expenses.

The Fund is the successor to The Kaufmann Fund, Inc. (Kaufmann Fund) pursuant to a reorganization that took place effective on April 23, 2001. Prior to that date, the Fund's Class A Shares had no investment operations. Accordingly, the performance information provided is historical information of the Kaufmann Fund, adjusted to reflect the sales charges and expenses applicable to the Fund's Class A Shares.

3 The RMGI, LMCGI, RUS2 and the LCGI are not adjusted to reflect sales charges or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performances. These indexes are unmanaged.

4 The Fund has elected to change the benchmark index from the RUS2 to the RMGI.

5 For this illustration, the LSCGI began its performance on 10/31/1989. The LSCGI has been assigned a beginning value of $14,258, the value of the Fund on 10/31/1989.

FEDERATED KAUFMANN FUND--CLASS B SHARES

Average Annual Total Returns for the Period Ended 10/31/2001

	1 Year	2 Years	5 Years	10 Years	15 Years
Federated Kaufmann Fund - Class B Shares[2]	(9.86)%	16.59%	8.42%	14.37%	15.28%
Russell Midcap Growth Index[3,4]	(42.78)%	(10.92)%	6.87%	10.58%	11.61%
Lipper Multi-Cap Growth Index[3]	(43.31)%	(14.06)%	6.16%	10.38%	11.68%
Russell 2000 Index[3,4]	(12.70)%	1.24%	6.07%	10.35%	9.54%
Lipper Small-Cap Growth Index[3,5]	(31.22)%	(2.76)%	5.40%	10.45%	N/A

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemption over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The RMGI, RUS2, LMCGI and the LSCGI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 Performance shown is for the Fund's Class B Shares at net asset value. Based on the maximum contingent deferred sales charge of 5.50% on any redemption less than one year from the purchase date, the Fund's Class B Shares' average annual 1-year, 2-year, 5-year, 10-year and 15-year total returns were (13.19)%, 15.03%, 8.22%, 14.37% and 15.28%, respectively. Additional classes of shares are available. Performance for these classes will vary to differences in sales charges and expenses.

The Fund is the successor to The Kaufmann Fund, Inc. (Kaufmann Fund) pursuant to a reorganization that took place effective on April 23, 2001. Prior to that date, the Fund's Class B Shares had no investment operations. Accordingly, the performance information provided is historical information of the Kaufmann Fund, adjusted to reflect the sales charges and expenses applicable to the Fund's Class B Shares.

3 The RMGI, LMCGI, RUS2 and the LCGI are not adjusted to reflect sales charges or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performances. These indexes are unmanaged.

4 The Fund has elected to change the benchmark index from the RUS2 to the RMGI.

5 For this illustration, the LSCGI began its performance on 10/31/1989. The LSCGI has been assigned a beginning value of $14,258, the value of the Fund on 10/31/1989.

FEDERATED KAUFMANN FUND--CLASS C SHARES

Average Annual Total Returns for the Period Ended 10/31/2001

	1 Year	2 Years	5 Years	10 Years	15 Years
Federated Kaufmann Fund - Class C Shares[2]	(9.86)%	16.59%	8.42%	14.37%	15.28%
Russell Midcap Growth Index[3,4]	(42.78)%	(10.92)%	6.87%	10.58%	11.61%
Lipper Multi-Cap Growth Index[3]	(43.31)%	(14.06)%	6.16%	10.38%	11.68%
Russell 2000 Index[3,4]	(12.70)%	1.24%	6.07%	10.35%	9.54%
Lipper Small-Cap Growth Index[3,5]	(31.22)%	(2.76)%	5.40%	10.45%	N/A

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The RMGI, RUS2, LMCGI and the LSCGI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 Performance shown is for the Fund's Class C Shares at net asset value. Based on the maximum contingent deferred sales charge of 1.00% on any redemption less than one year from the purchase date, the Fund's Class C Shares' average annual 1-year, 2-year, 5-year, 10-year and 15-year total returns were (10.47)%, 16.59%, 8.42%, 14.37% and 15.28%, respectively. Additional classes of shares are available. Performance for these classes will vary to differences in sales charges and expenses.

The Fund is the successor to The Kaufmann Fund, Inc. (Kaufmann Fund) pursuant to a reorganization that took place effective on April 23, 2001. Prior to that date, the Fund's Class C Shares had no investment operations. Accordingly, the performance information provided is historical information of the Kaufmann Fund, adjusted to reflect the sales charges and expenses applicable to the Fund's Class C Shares.

3 The RMGI, LMCGI, RUS2 and the LCGI are not adjusted to reflect sales charges or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performances. These Indexes are unmanaged.

4 The Fund has elected to change the benchmark index from the RUS2 to the RMGI.

5 For this illustration, the LSCGI began its performance on 10/31/1989. The LSCGI has been assigned a beginning value of $14,258, the value of the Fund on 10/31/1989.

The first half of fiscal 2001 was marked by many negative economic forces--high energy costs, high real interest rates and weakening capital markets. As a consequence, the equity market went downhill, with the three months ended September 2001 showing the worst stock market performance since the fourth quarter of 1987. At the present time investors are showing a renewed appetite for companies that can continue to substantially grow sales and earnings despite this environment, which describes many of the fund's largest holdings. Many of our top ten positions were up nicely during the reporting period. The biggest gainers were Concord EFS, Inc. (electronic funds transfer services), Lincare Holdings, Inc. (in-home respiratory therapy service) PETsMART, Inc. (pet superstores), Affiliated Computer Services, Inc. (computerized business services) and J.D. Wetherspoon (chain of pubs in England).

The market's unusual volatility creates some short-term problems, but ultimately increases the opportunities for long-term investors. We have taken advantage of recent unprecedented price swings to buy great companies at bargain prices. Of course, we are always establishing new positions in companies that we believe have excellent growth prospects, strong franchises, superior returns on capital, solid balance sheets and, above all, great management. During the reporting period, the fund purchased shares of several pharmaceutical and healthcare companies (e.g. Dr. Reddy's Laboratories Ltd., King Pharmaceuticals, Inc. and Unilab Corporation), specialty commercial insurance companies (ACE, Ltd. and XL Capital, Ltd.) and specialty retail companies such as (Family Dollar Stores, Inc. and Dollar Tree Stores, Inc.). We single these out, among many other purchases, to illustrate the point that there are many areas outside of technology where companies can have superior growth prospects.

Looking ahead, we are optimistic that the U.S. economy is currently experiencing a bottom. Many of our portfolio holdings should be among the first to benefit from this anticipated economic upturn. They are dominant competitors that appear to be growing rapidly and profitably, have experienced high returns on capital and, in our opinion, are selling at attractive valuations.

We thank you for your continued confidence and look forward to serving you for many years to come.

Hans Utsch

Hans Utsch

Portfolio Co-Manager

Lawrence Auriana

Lawrence Auriana

Portfolio Co-Manager

Portfolio of Investments

October 31, 2001

Shares or Units Held			Value
		STOCKS--85.2%
		FINANCIAL--16.5%
		Finance--9.4%
800,000	[2]	Allied Capital Corp.	$18,016,000
600,000	[1]	Alphyra Group (IEP)	2,374,547
400,000		Capital One Financial Corp.	16,524,000
6,000,000	[1,2]	Concord EFS, Inc.	164,220,000
400,000	[1,4]	Federal Agricultural Mortgage Corp.	17,520,000
150,000		Golden West Financial Corp.	7,290,000
1,200,000	[1,2]	IndyMac Bancorp, Inc.	30,816,000
800,100	[1]	National Processing, Inc.	20,922,615
1,040,900	[1]	Ocwen Financial Corp.	8,951,740
100,000	[2]	Shohkoh Fund & Co. Ltd. (JPY)	12,273,043

		TOTAL	298,907,945

		Insurance--5.2%
1,700,000	[2]	Ace, Ltd.	59,925,000
335,900		Gallagher (Arthur J.) & Co.	12,273,786
300,000		MGIC Investment Corp.	15,522,000
1,221,000	[1,4]	Philadelphia Consolidated Holding Corp.	47,850,990
600,000	[1,2,4]	Phoenix Companies, Inc.	7,710,000
1,000,000	1.4	RTW, Inc.	1,230,000
250,000		XL Capital Ltd.	21,715,000

		TOTAL	166,226,776

		Venture Capital--0.8%
1	[1,3]	Apollo Investment Fund	572,792
1	[3]	Greenfield Technology Venture Fund I, LP	67,685
1	[3]	Latin Healthcare Fund I, LP	500,000
1,000,000	[3]	Latin Healthcare Fund II, LP	9,161,470
1	[3]	Peachtree/CB Partners, LLC	2,600,000
1	[3]	Peachtree/DMI Partners, LLC	1,178,100
Shares or Units Held			Value
		STOCKS--continued
		FINANCIAL--continued
		Venture Capital--continued
1	[3]	Peachtree/Heartlab Partners, LLC	$687,225
1	[3]	Peachtree/Leadscope, LLC	670,000
30,078	[3]	Peachtree/Medichem Partners, LLC	1,345,972
1	[3]	Peachtree/OpenNetworks Partners, LLC	981,750
1	[3]	Peachtree/Velquest Partners, LLC	477,501
1	[3]	Rocket Ventures II, LP	3,609,289
1	[1,3]	The Infrastructure Fund, LP	333,315
1	[3]	Vennworks LLC	5,000,000
52,500	[3]	Western Growth Capital Partners I, LLP	164,850

		TOTAL	27,349,949

		Real Estate--1.1%
10,000	[2]	Four Seasons Hotels, Inc.	382,400
300,000		Marriott International, Inc., Class A	9,399,000
219,600	[1]	Prime Hospitality Corp.	2,015,928
500,000		Redwood Trust, Inc.	12,350,000
150,000		SL Green Realty Corp.	4,473,000
150,000		Vornado Realty Trust	5,880,000

		TOTAL	34,500,328

		TOTAL FINANCIAL	526,984,998

		HEALTH--30.9%
		Health Care Services--15.3%
465,000	[1]	AmeriPath, Inc.	13,071,150
200,000		AmerisourceBergen Corp.	12,712,000
500,000	[1]	Apria Healthcare Group, Inc.	11,500,000
1,175,000	[1,4]	CareScience, Inc.	1,304,250
500,000	[1]	Community Health Systems, Inc.	12,500,000
3,985	[1,3,4]	CompBenefits Corp. -- Convertible Participating Pfd.	4,421,365
347,492	[1,3,4]	CompBenefits Corp. -- Voting Common	191,120
200,000	[1]	Cross Country, Inc.	4,078,000
400,000		HCA, Inc.	15,864,000
500,000	[1]	Health Management Associates, Inc.	9,745,000
800,000	[1,4]	Healthcare Recoveries, Inc.	3,312,000
Shares or Units Held			Value
		STOCKS--continued
		HEALTH--continued
		Health Care Services--continued
2,000,000	[1]	HEALTHSOUTH Corp.	$26,040,000
500,000	[1]	Laboratory Corporation of America Holdings	43,100,000
465,400	[1]	LifePoint Hospitals, Inc.	14,511,172
8,500,300	[1,4]	Lincare Holdings, Inc.	218,457,710
100,000	[1,2]	MedicaLogic/Medscape, Inc.	38,010
200,000	[1]	MIM Corp.	2,458,000
122,500	[1]	Odyssey Healthcare Inc.	2,113,125
120,000	[1]	Quest Diagnostic, Inc.	7,845,600
300,000	[1]	Renal Care Group, Inc.	9,420,000
292,500	[1]	Select Medical Corp.	5,115,825
300,000	[1]	Tenet Healthcare Corp.	17,256,000
200,000	[1]	Triad Hospitals, Inc.	5,380,000
1,895,000	[1,4]	Unilab Corp.	44,873,600
107,700	[1]	United Surgical Partners International, Inc.	1,938,600

		TOTAL	487,246,527

		Medical Equipment & Supplies--6.5%
300,000	[1]	AeroGen, Inc.	675,000
296,296	[3]	AeroGen, Inc. -- Series F Pfd.	666,667
138,000	[1]	Aksys Ltd.	705,180
1,300,000	[1]	Alliance Imaging, Inc.	15,925,000
250,000	[3]	Amira Medical -- Series A Pfd.	562,500
1,000,000	[3]	Amira Medical -- Series D Pfd.	2,250,000
273,900	[1]	Aspect Medical Systems, Inc.	2,476,056
850,000	[1,4]	Bionx Implants, Inc.	2,601,000
930,000		Cardinal Health, Inc.	62,412,300
600,000	[1,4]	Conceptus, Inc.	8,730,000
714,286	[1,3,4]	Conceptus, Inc.	10,392,861
4,761,904	[3]	Converge Medical, Inc. -- Series C Pfd.	2,999,999
500,000	[1,3]	Cortek, Inc. -- Series C Convertible Pfd.	660,000
1,515,152	[1,3]	Cortek, Inc. -- Series D Convertible Pfd.	2,000,000
365,000	[1,2]	Cryolife, Inc.	11,972,000
915,200	[1]	Curon Medical, Inc.	2,425,280
1	[3]	De Novo (Q) Ventures I, LP	2,830,792
Shares or Units Held			Value
		STOCKS--continued
		HEALTH--continued
		Medical Equipment & Supplies--continued
2,083,333	[3]	DexCom, Inc. -- Series B Pfd.	$3,000,000
62,500	[1,2]	Endocare, Inc.	1,387,500
300,000	[1]	Guidant Corp.	12,453,000
300,000	[1]	Haemonetics Corp.	11,430,000
100,000	[1]	INAMED Corp.	1,905,000
6,613	[3]	Medtronic, Inc.	266,489
157,500	[1]	NMT Medical, Inc.	837,900
150,000	[1]	Natus Medical, Inc.	747,000
931,900	[1,2,4]	Orthofix International NV	29,913,990
1,040,000	[3]	Sanarus Medical, Inc. -- Series A Pfd.	1,560,000
1,448,436	[3]	Sanarus Medical, Inc. -- Series B Pfd.	2,500,000
55,400	[1]	SpaceLabs Medical, Inc.	612,170
500,000	[3]	Spinal Dynamics Corp. -- Series D Pfd.	3,000,000
277,777	[1,3]	ThermoGenesis Corp. - Warrants 4/27/2006	0
1,388,885	[1,2,3]	ThermoGenesis Corp.	2,236,105
556,400	[1]	ThermoGenesis Corp.	923,624
100,000	[1]	Zimmer Holdings, Inc.	3,091,000

		TOTAL	206,148,413

		Pharmaceuticals & Biotech--9.1%
100,000		Abbott Laboratories	5,298,000
266,667	[3]	ACADIA Pharmaceuticals, Inc.	2,000,002
210,000	[1]	Allos Therapeutics, Inc.	1,050,000
86,667	[1,3,4]	Aradigm Corp.	398,668
1,694,915	[3]	Ardais Corp., Convertible Pfd.	9,999,999
535,000	[1]	Argonaut Technologies, Inc.	1,738,750
500,000	[1,2,4]	ArQule, Inc.	4,600,000
300,000	[1]	Array BioPharma, Inc.	3,090,000
175,000	[1]	Atrix Labs, Inc.	4,392,500
200,000	[1]	Biogen, Inc.	11,000,000
1,126,200	[1,2]	Charles River Laboratories International, Inc.	37,840,320
400,000	[1,2]	Corvas International, Inc.	2,228,000
125,000	[1,2]	CV Therapeutics, Inc.	4,930,000
645,161	[3]	diaDexus, Inc. -- Series C Pfd.	4,999,998
Shares or Units Held			Value
		STOCKS--continued
		HEALTH--continued
		Pharmaceuticals & Biotech--continued
700,000	[1,2]	Dr. Reddy's Laboratories Ltd., ADR (IDR)	$17,430,000
400,000		Galen Holdings PLC, ADR	17,300,000
500,000	[1]	Genentech, Inc.	26,125,000
3,989,272	[1,3,4]	Genomica Corp.	12,127,387
296,296	[1,3]	Genta, Inc.	4,079,996
300,000	[1,2]	Genzyme Transgenics Corp.	1,053,000
200,000	[1,2]	ICN Pharmaceuticals, Inc.	4,842,000
515,000	[1,2]	IDEC Pharmaceuticals Corp.	30,889,700
305,000	[1]	Inspire Pharmaceuticals, Inc.	3,568,500
155,000	[1,2,3]	Intermune, Inc.	6,768,850
266,666	[1]	King Pharmaceuticals, Inc.	10,397,307
250,000	[1,2]	Medarex, Inc.	5,150,000
300,000	[1]	MediChem Life Sciences, Inc.	510,000
266,668	[1,3]	Mitokor -- Series F Pfd.	2,000,010
100,000	[1,2]	NPS Pharmaceuticals, Inc.	3,613,000
31,250	[1,3]	Peptech Ltd. (AUD)	54,062
200,000		Pfizer, Inc.	8,380,000
312,500	[3]	Point Theraputics, Convertible Series B Pfd.	5,000,000
230,000	[1]	POZEN, Inc.	1,288,000
25,000	[1]	Salix Pharmaceuticals, Ltd.	358,750
300,000		Schering-Plough Corp.	11,154,000
250,000	[1]	Shire Pharmaceuticals Group PLC, ADR	11,175,000
720,000	[1]	Telik, Inc.	5,652,000
200,000	[1]	Waters Corp.	7,098,000

		TOTAL	289,580,799

		TOTAL HEALTH	982,975,739

Shares or Units Held			Value
		STOCKS--continued
		RETAIL--9.2%
		Restaurants--3.7%
20,439,322	[4]	J.D. Wetherspoon PLC (GBP)	$112,293,004
100,000	[1]	Outback Steakhouse, Inc.	2,885,000
225,000	[1]	Smith & Wollensky Restaurant Group, Inc.	855,000
100,000	[1]	Starbucks Corp.	1,712,000

		TOTAL	117,745,004

		Retail--5.5%
100,000	[1]	Bed Bath & Beyond, Inc.	2,506,000
200,000	[1]	Costco Wholesale Corp.	7,566,000
750,000	[1]	Dollar Tree Stores, Inc.	16,852,500
100,000	[1]	Electronics Boutique Holdings Corp.	3,105,000
1,000,000		Family Dollar Stores, Inc.	28,860,000
30,000		Fast Retailing Co., Ltd. (JPY)	3,488,514
100,000		Gap (The), Inc.	1,307,000
275,000	[1,2]	Genesco, Inc.	5,018,750
100,000		Home Depot, Inc.	3,823,000
100,000	[2]	Intimate Brands, Inc.	1,135,000
50,000	[1]	Kohl's Corp.	2,780,500
500,000		Limited, Inc.	5,575,000
11,000,000	[1,2,4]	PETsMART, Inc.	85,910,000
150,000		Pier 1 Imports, Inc.	1,651,500
100,000		Talbots, Inc.	2,850,000
100,000		Tiffany & Co.	2,339,000
10,000		Walgreen Co.	323,800

		TOTAL	175,091,564

		TOTAL RETAIL	292,836,568

		SERVICES--13.6%
		Business Services--6.2%
10,398,400	[1]	Cendant Corp.	134,763,264
1,300,000	[1,2,4]	Corporate Executive Board Co.	39,741,000
100,000	[1]	CoStar Group, Inc.	1,854,000
Shares or Units Held			Value
		STOCKS--continued
		SERVICES--continued
		Business Services--continued
1,260,600	[1,4]	Dispatch Management Services Corp.	$7,564
77,739		Financiere Marc de Lacharriere SA (FRF)	2,615,794
25,000		Global Payments, Inc.	748,750
100,000	[1,2]	Iron Mountain, Inc.	3,905,000
223,400	[1]	Kroll, Inc.	3,574,400
355,500		Moody's Corp.	12,342,960
49,500		TALX Corp.	841,500

		TOTAL	200,394,232

		Media--5.4%
300,000	[1]	AT&T - Liberty Media, Class A	3,507,000
1,000,000	[1]	Clear Channel Communications, Inc.	38,120,000
100,000	[1]	CNET Networks, Inc.	494,000
1,100,000	[1]	Comcast Corp.	39,424,000
500,000	[1,2]	Cox Communications, Inc.	19,150,000
380,000	[1,2]	Entercom Communication Corp.	12,806,000
150,000	[1]	Hispanic Broadcasting Corp.	2,514,000
762,158	[1,2]	JC Decaux SA (FRF)	5,826,943
1,000,000	[1,2]	Lamar Advertising Co.	31,400,000
500,000	[1]	Viacom, Inc., Class B	18,255,000

		TOTAL	171,496,943

		Recreation & Entertainment--0.6%
100,000		Carnival Corp., Class A	2,178,000
307,400		Dover Downs Entertainment, Inc.	3,688,800
200,000	[1]	Orient-Express Hotel Ltd., Class A	2,516,000
150,000	[1]	Pixar, Inc.	5,535,000
50,000	[1,2]	Speedway Motorsports, Inc.	1,171,500
250,000	[1]	WMS Industries, Inc.	4,487,500

		TOTAL	19,576,800

		Telecommunication Services--0.4%
312,700	[1]	Illuminet Holdings, Inc.	11,182,152
20,833	[1,3]	RateXchange Corp. - Warrants 3/15/2003	0
2,970,000	[1,2]	TALK America Holdings, Inc.	1,247,400

		TOTAL	12,429,552

Shares or Units Held			Value
		STOCKS--continued
		SERVICES--continued
		Transportation--1.0%
709,000	[1,2]	Budget Group, Inc.	$567,200
1,000,000	[1]	Golar LNG Ltd.	4,719,260
1,550,000	[1]	OMI Corp.	6,262,000
200,000	[1]	Ryanair Holdings PLC, ADR	9,348,000
700,000	[1,4]	Stelmar Shipping Ltd. (GRD)	9,100,000

		TOTAL	29,996,460

		TOTAL SERVICES	433,893,987

		TECHNOLOGY--10.5%
		Computer Hardware & Peripherals--0.6%
200,000		Electronic Data Systems Corp.	12,874,000
723,800	[1,2]	Omnicell, Inc.	5,754,210

		TOTAL	18,628,210

		Computer Software--3.6%
1,853,400	[1,2]	Acclaim Entertainment, Inc.	8,710,980
1,100,000	[2]	Amdocs Ltd.	28,721,000
45,000	[1,3]	Attunity Ltd.	78,300
9,000	[1,3]	Attunity Ltd. -- Warrants 3/21/2005	0
9,000	[1,3]	Attunity Ltd. -- Warrants 3/22/2005	0
500,000	[1]	Borland Software Corp.	5,595,000
3,100,000	[1]	Merant PLC	3,872,900
200,000	[1]	Microsoft Corp.	11,630,000
500,000	[1]	Midway Games, Inc.	7,960,000
400,000	[1,2]	Network Associates, Inc.	7,680,000
230,000	[1,2]	NVIDIA Corp.	9,857,800
100,000	[1,2]	SeaChange International, Inc.	2,460,000
1,333,334	[3]	SensAble Technologies, Inc. - Series B Pfd.	4,426,669
443,979	[3]	SensAble Technologies, Inc. - Series C Pfd.	1,474,010
250,000	[1]	THQ, Inc.	12,450,000
460,000	[1]	Websense, Inc.	11,178,000

		TOTAL	116,094,659

		Data Processing Services--2.7%
900,000	[1,2]	Affiliated Computer Services, Inc.	79,245,000
74,000	[1]	CSG Systems International, Inc.	2,313,240
2,000,000	[3]	Ryan Hankin Kent, Inc. -- Series B Convertible Pfd.	2,000,000
100,000	[1,2]	SonicWALL, Inc.	1,420,000

		TOTAL	84,978,240

Shares or Units Held			Value
		STOCKS--continued
		TECHNOLOGY--continued
		Networking & Telecommunication Equipment--1.6%
557,576	[1]	Alvarion Ltd. (ILS)	$1,410,667
605,000	[1]	Boston Communications Group, Inc.	5,596,250
556,587	[3]	Centerpoint Broadband Technology Inc.	6,000,002
1,059,322	[3]	Expand Networks Ltd. -- Series C Pfd.	2,500,000
555,000	[1]	Integrated Telecom Express, Inc.	721,500
200,000	[1]	Motorola, Inc.	9,850,000
679,348	[3]	Multiplex, Inc. - Series C Pfd.	5,000,001
400,000	[1]	UTStarcom, Inc.	9,392,000
1,538,461	[3]	Yipes Communication Group, Inc.	9,999,997

		TOTAL	50,470,417

		Online Internet Information--0.7%
500,000	[1]	AOL Time Warner, Inc.	15,605,000
1,176,600	[1,2]	EasyLink Services Corp.	788,322
617,700	[1,2]	Hollywood Media Corp.	1,890,162
2,884,615	[3]	India.com, Inc.	3,000,000
2	[3]	Internet.com Venture Partners III, LLC	537,145

		TOTAL	21,820,629

		Semiconductor & Equipment--1.3%
400,000	[1]	ATI Technologies, Inc. (CAN)	3,309,806
450,000	[1,2]	ATI Technologies, Inc.	3,726,000
200,000	[1]	Genesis Microchip, Inc.	9,242,000
300,000	[1]	Intersil Corp., Class A	9,825,000
600,000	[1]	Sage, Inc.	15,300,000
75,000	[1,2]	Virata Corp.	898,500

		TOTAL	42,301,306

		TOTAL TECHNOLOGY	334,293,461

Shares or Units Held			Value
		STOCKS--continued
		OTHER--4.5%
		Building Products--0.2%
100,000	[1]	Simpson Manufacturing Co., Inc.	$5,140,000

		Construction & Engineering--0.7%
450,000	[1]	Emcor Group, Inc.	17,604,000
150,000	[1]	URS Corp.	3,360,000

		TOTAL	20,964,000

		Electrical Equipment--0.2%
155,000	[1]	Wilson Greatbatch Technologies, Inc.	4,456,250
50,000		Woodward Governor Co.	2,358,000

		TOTAL	6,814,250

		Electronic Equipment & Instruments--0.0%
17,200	[1]	Vidkid Distributions, Inc.	0

		Energy--2.6%
500,000		Duke Energy Corp.	13,750,000
10,000		Electricity Generating Public Co., Ltd. (THB)	7,493
100,000		Entergy Corp.	3,885,000
180,000		Forest Oil Corp.	4,932,000
100,000	[1]	Input/Output, Inc.	805,000
600,000	[2]	Kinder Morgan, Inc.	29,778,000
200,000	[1]	NRG Energy, Inc.	3,856,000
274,292		NUI Corp.	5,581,842
400,000		Ocean Energy, Inc.	7,300,000
666,900	[1]	Oceaneering International, Inc.	13,004,550
100,000	[1]	Oil States International, Inc.	895,000

		TOTAL	83,794,885

		Industrial Conglomerate -- 0.4%
300,000		Philip Morris Cos., Inc.	14,040,000

		Machinery--0.0%
50,000		BHA Group Holdings, Inc.	712,500

Shares, Units Held or Principal Amount			Value
		STOCKS--continued
		OTHER--continued
		Marine--0.4%
1,575,600	[1]	Frontline Ltd. (NOK)	$11,861,659
33,400	[1]	Frontline Ltd., ADR	253,172

		TOTAL	12,114,831

		TOTAL OTHER	143,580,466

		TOTAL STOCKS (IDENTIFIED COST $2,073,669,075)	2,714,565,219

		CONVERTIBLE BOND--1.2%
		Retail--1.2%
$37,500,000	[4]	PETsMART, Inc., 6.75%, 11/1/2004 (identified cost $37,500,000)	39,436,875

		MUTUAL FUND--9.8%
312,729,319		Prime Value Obligations Fund, Class IS (at net asset value)	312,729,319

		TOTAL INVESTMENTS (IDENTIFIED COST $2,423,898,394)[5]	$3,066,731,413

		SCHEDULE OF SECURITIES SOLD SHORT
100,000		J.C. Penney Co., Inc.	2,172,000
100,000		Mercury Interactive Corp.	2,382,000

		TOTAL SECURITIES SOLD SHORT (PROCEEDS $4,848,578)	$4,554,000

1 Non-income producing security.

2 Certain shares are temporarily on loan to unaffiliated broker/dealers.

3 Restricted security-not registered under the Securities Act of 1933. At October 31, 2001, these securities amounted to $149,332,943 which represents 4.7% of net assets.

4 Affiliated company. At October 31, 2001, these securities amounted to $702,123,384 which represents 22.0% of net assets.

5 The cost of investments for federal tax purposes amounts to $2,426,371,235. The net unrealized appreciation of investments on a federal tax basis amounts to $640,360,178 which is comprised of $724,903,976 appreciation and $84,543,798 depreciation at October 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($3,188,844,511) at October 31, 2001.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
AUD	--Australian Dollar
CAN	--Canadian Dollar
FRF	--French Franc
GBP	--British Pound
GRD	--Greek Drachma
IDR	--Indian Rupee
IEP	--Irish Pound
ILS	--Israeli Sheckel
JPY	--Japanese Yen
NOK	--Norwegian Kroner
THB	--Thai Baht

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2001

Assets:
Total investments in securities, at value (identified cost $2,423,898,394)		$3,066,731,413
Cash denominated in foreign currencies (identified cost $69,624)		69,348
Cash		1,491,874
Cash held as collateral for securities lending		108,054,148
Income receivable		2,486,338
Receivable for investments sold		138,503,369
Receivable for fund shares sold		28,223,183
Other assets		122,291

TOTAL ASSETS		3,345,681,964

Liabilities:
Securities sold short, at value (proceeds $4,848,578)	$4,554,000
Payable for investments purchased	39,365,415
Payable for fund shares redeemed	2,455,045
Payable on collateral due to broker	108,054,148
Payable for distribution services fee	162,154
Accrued expenses	2,246,691

TOTAL LIABILITIES		156,837,453

Net assets for 754,713,439 shares outstanding		$3,188,844,511

Net Assets Consist of:
Paid in capital		$2,449,563,192
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		643,118,471
Accumulated net realized gain on investments and foreign currency transactions		96,162,848

TOTAL NET ASSETS		$3,188,844,511

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($85,168,849 ÷ 20,157,611 shares outstanding)		$4.23

Offering price per share (100/94.50 of $4.23)[1]		$4.48

Redemption proceeds per share		$4.23

Class B Shares:
Net asset value per share ($68,901,755 ÷ 16,338,976 shares outstanding)		$4.22

Offering price per share		$4.22

Redemption proceeds per share (94.50/100 of $4.22)[1]		$3.99

Class C Shares:
Net asset value per share ($16,234,102 ÷ 3,849,084 shares outstanding)		$4.22

Offering price per share		$4.22

Redemption proceeds per share (99.00/100 of $4.22)[1]		$4.18

Class K Shares:
Net asset value per share ($3,018,539,805 ÷ 714,367,768 shares outstanding)		$4.23

Offering price per share		$4.23

Redemption proceeds per share (99.80/100 of $4.23)[1]		$4.22

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended October 31, 2001

Investment Income:
Dividends (net of foreign taxes withheld of $477,202)			$9,123,408
Interest (including income on securities loaned of $1,085,466)			31,498,657

TOTAL INCOME			40,622,065

Expenses:
Investment adviser fee		$40,104,743
Administrative personnel and services fee		1,341,673
Custodian fees		244,308
Transfer and dividend disbursing agent fees and expenses		2,621,953
Directors'/Trustees' fees		153,707
Auditing fees		171,604
Legal fees		32,432
Portfolio accounting fees		177,972
Distribution services fee--Class A Shares		40,251
Distribution services fee--Class B Shares		131,916
Distribution services fee--Class C Shares		36,381
Distribution services fee--Class K Shares		12,247,441
Shareholder services fee--Class A Shares		40,251
Shareholder services fee--Class B Shares		43,972
Shareholder services fee--Class C Shares		12,127
Shareholder services fee--Class K Shares		4,358,076
Share registration costs		121,912
Printing and postage		289,349
Insurance premiums		17,350
Taxes		631
Loan commitment fee		120,548
Miscellaneous		124,022

TOTAL EXPENSES		62,432,619

Waivers and Reimbursement:
Waiver of investment adviser fee	$(3,959,878)
Waiver of distribution services fee--Class A Shares	(3,330)
Waiver of distribution services fee--Class K Shares	(4,332,506)
Reimbursement of investment adviser fee	(18,160)

TOTAL WAIVERS AND REIMBURSEMENT		(8,313,874)

Net expenses			54,118,745

Net operating loss			(13,496,680)

Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized loss on investments, options and foreign currency transactions			(178,085,170)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			35,813,094

Net realized and unrealized loss on investments and foreign currency			(142,272,076)

Change in net assets resulting from operations			$(155,768,756)

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended December 31, 2000

Investment Income:
Dividends (net of foreign taxes withheld of $122,317 including $776,000 received from affiliated issuers)		$3,640,185
Interest (including income on securities loaned of $2,051,909)		33,997,562
Other		1,822,767

TOTAL INCOME		39,460,514

Expenses:
Investment adviser fee	$54,426,558
Custodian fees	420,473
Directors'/Trustees' fees	236,499
Auditing fees	540,325
Legal fees	144,474
Distribution services fee--Class K Shares	13,062,374
Shareholder services fee--Class K Shares	3,279,785
Share registration costs	47,663
Printing and postage	276,668
Interest expense	406,656
Miscellaneous	205,755

TOTAL EXPENSES	73,047,230

Reimbursement of investment adviser fee	(4,500,662)

Net expenses		68,546,568

Net operating loss		(29,086,054)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including net realized gain of $171,074,000 on sales of investments in affiliated issuers)		1,371,849,414
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency		(963,389,691)

Net realized and unrealized gain on investments and foreign currency		408,459,723

Change in net assets resulting from operations		$379,373,669

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Period Ended	Year Ended December 31,
	10/31/2001 [1]	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(13,496,680)	$(29,086,054)	$(40,227,937)
Net realized gain (loss) on investments, options and foreign currency transactions	(178,085,170)	1,371,849,414	449,948,446
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency	35,813,094	(963,389,691)	231,027,290

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(155,768,756)	379,373,669	640,747,799

Distributions to Shareholders:
Distributions from net realized gain on investments, options and foreign currency transactions
Class K Shares	--	(1,170,154,603)	(512,372,868)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	--	(1,170,154,603)	(512,372,868)

Share Transactions:
Proceeds from sale of shares	431,117,573	246,148,129	230,600,975
Net asset value of shares issued to shareholders in payment of distributions declared	--	1,134,809,314	496,926,932
Cost of shares redeemed	(454,498,665)	(698,057,347)	(2,001,045,334)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(23,381,092)	682,900,096	(1,273,517,427)

Change in net assets	(179,149,848)	(107,880,838)	(1,145,142,496)

Net Assets:
Beginning of period	3,367,994,359	3,475,875,197	4,621,017,693

End of period	$3,188,844,511	$3,367,994,359	$3,475,875,197

1 The Fund changed its fiscal year end from December 31, to October 31.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class A Shares

(For a Share Outstanding Throughout the Period)

Period Ended 10/31/2001 [1]
Net Asset Value, Beginning of Period	$4.33
Income From Investment Operations:
Net operating loss	(0.02)[2]
Net realized and unrealized loss on investments, options and foreign currency transactions	(0.08)

TOTAL FROM INVESTMENT OPERATIONS	(0.10)

Net Asset Value, End of Period	$4.23

Total Return[3]	(2.31)%

Ratios to Average Net Assets:

Expenses	1.95%[4]

Net operating loss	(0.93)%[4]

Expense waiver/reimbursement[5]	0.17%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$85,169

Portfolio turnover	74%

1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to October 31, 2001.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class B Shares

(For a Share Outstanding Throughout the Period)

Period Ended 10/31/2001 [1]
Net Asset Value, Beginning of Period	$4.33
Income From Investment Operations:
Net operating loss	(0.03)[2]
Net realized and unrealized loss on investments, options and foreign currency transactions	(0.08)

TOTAL FROM INVESTMENT OPERATIONS	(0.11)

Net Asset Value, End of Period	$4.22

Total Return[3]	(2.54)%

Ratios to Average Net Assets:

Expenses	2.47%[4]

Net operating loss	(1.45)%[4]

Expense waiver/reimbursement[5]	0.15%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$68,902

Portfolio turnover	74%

1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to October 31, 2001.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout the Period)

Period Ended 10/31/2001 [1]
Net Asset Value, Beginning of Period	$4.33
Income From Investment Operations:
Net operating loss	(0.03)[2]
Net realized and unrealized loss on investments, options and foreign currency transactions	(0.08)

TOTAL FROM INVESTMENT OPERATIONS	(0.11)

Net Asset Value, End of Period	$4.22

Total Return[3]	(2.54)%

Ratios to Average Net Assets:

Expenses	2.47%[4]

Net operating loss	(1.45)%[4]

Expense waiver/reimbursement[5]	0.15%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$16,234

Portfolio turnover	74%

1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to October 31, 2001.

2 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2001

ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of ten portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares.

Shareholders and/or the Board of Trustees (the "Trustees") approved a change in the name of the Fund as follows:

Effective Date	Old Name	New Name
April 20, 2001	The Kaufmann Fund, Inc.	Federated Kaufmann Fund

Effective April 23, 2001, Class A, Class B and Class C Shares were added.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The adoption of the Guide did not have any effect on the financial statements.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating loss. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Paid-in Capital	Accumulated Net Realized Gain (Loss)	Undistributed Net Investment Income
$(51,264,788)	$(223,654,077)	$274,918,865

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $171,404,253, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2009.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the period ended October 31, 2001, the Fund had no open futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At October 31, 2001, the Fund had no outstanding foreign currency commitments.

Written Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put at the contracted amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the period ended October 31, 2001, the Fund had a realized gain of $847,500 on written options.

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2000	78,000	$ 1,007,500

Options Written	78,000	815,000

Options Expired	(78,000)	(815,000)

Options bought to close	(78,000)	(1,007,500)

Outstanding at 10/31/2001	--	--

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FCs") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 100% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2001, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$94,452,584	$108,054,148

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee. Certain of these securities may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

Additional information on each restricted security held at October 31, 2001 is as follows:

Description	Date of Acquisition	Cost
ACADIA Pharmaceuticals, Inc.	05/03/2000	$ 2,000,002

AeroGen, Inc. -- Series F Pfd.	07/06/2000	2,000,000

Amira Medical -- Series A Pfd.	04/12/1999	1,375,000

Amira Medical -- Series D Pfd.	04/12/1999	5,500,000

Apollo Investment Fund	05/18/2001	572,792

Aradigm Corp.	03/10/1999	9,319,203

Ardais Corp., Convertible Pfd.	03/02/2001 -- 03/08/2001	9,999,999

Attunity Ltd.	03/09/2000	765,000

Attunity Ltd. -- Warrants 3/21/2005	07/13/2000	--

Attunity Ltd. -- Warrants 3/22/2005	07/13/2000	--

Centerpoint Broadband Technology Inc.	10/25/2000	6,000,008

CompBenefits Corp. -- Convertible Participating Pfd.	05/24/1995 -- 07/12/2000	4,421,556

CompBenefits Corp. -- Voting Common	05/24/1995 -- 07/12/2000	191,116

Conceptus, Inc.	04/10/2001	5,000,000

Coverage Medical, Inc. -- Series C Pfd.	10/25/2001	2,999,999

Cortek, Inc. -- Series C Convertible Pfd.	02/29/2000	1,000,000

Cortek, Inc. -- Series D Convertible Pfd.	06/18/2001	2,000,000

De Novo (Q) Ventures I, LP	03/09/2000 -- 04/09/2001	3,000,000

DexCom, Inc. -- Series B Pfd.	12/01/2000	3,000,000

diaDexus, Inc. -- Series C Pfd.	04/04/2000	4,999,998

Expand Networks Ltd. -- Series C Pfd.	09/22/2000	2,500,000

Genomica Corp.	02/17/1999 -- 03/10/2000	10,368,388

Genta, Inc.	09/25/2000	1,999,998

Greenfield Technology Venture Fund I, LP	06/15/1998	88,344

India.com, Inc.	09/14/2000	3,000,000

Intermune, Inc.	08/11/2000 -- 06/29/2001	5,830,000

Internet.com Venture Partners III, LLC	05/17/2000 -- 07/28/2000	600,000

Latin Healthcare Fund I, LP	11/28/2000	500,000

Description	Date of Acquisition	Cost
Latin Healthcare Fund II, LP	07/15/1997	$9,079,357

Medtronic, Inc.	03/15/2000	210,041

Mitokor -- Series F Pfd.	08/22/2000	2,000,010

Multiplex, Inc. -- Series C Pfd.	02/22/2001	5,000,001

Peachtree/CB Partners, LLC	03/08/2000 -- 09/26/2001	2,773,182

Peachtree/DMI Partners, LLC	05/09/2001 -- 09/26/2001	1,218,088

Peachtree/Heartlab Partners, LLC	04/03/2001 -- 09/26/2001	687,795

Peachtree/Leadscope, LLC	06/30/2000 -- 09/26/2001	712,054

Peachtree/Medichem Partners, LLC	06/07/1999 -- 09/26/2001	1,261,066

Peachtree/OpenNetworks Partners, LLC	10/05/2000 -- 09/26/2001	990,753

Peachtree/Velquest Partners, LLC	09/14/2000 -- 09/26/2001	494,382

Peptech Ltd. (AUD)	07/19/1993	76,275

Point Theraputics, Covertible Series B Pfd.	04/09/2001	5,000,000

RateXchange Corp. -- Warrants 3/15/2003	03/15/2000	--

Rocket Ventures II, LP	07/20/1999	4,000,000

Ryan Hankin Kent, Inc. -- Series B Convertible Pfd.	09/18/2001- 09/24/2001	2,000,000

Sanarus Medical, Inc. -- Series A Pfd.	11/16/1999 -- 07/16/2001	1,560,000

Sanarus Medical, Inc. -- Series B Pfd.	07/16/2001 - 09/19/2001	2,495,647

SensAble Technologies, Inc. - Series B Pfd.	12/23/1999	2,064,237

SensAble Technologies, Inc. - Series C Pfd.	04/05/2000	1,474,010

Spinal Dynamics Corp. -- Series D Pfd.	02/21/2001	3,000,000

The Infrastructure Fund, LP	08/11/2000 -- 09/27/2001	350,000

ThermoGenesis Corp. -- Warrants 4/27/2006	04/26/2001	--

ThermoGenesis Corp.	04/26/2001	2,499,993

Vennworks LLC	01/05/2000	5,000,000

Western Growth Capital Partners I, LLP	12/31/1997	205,543

Yipes Communication Group, Inc.	09/19/2000	9,999,997

Change in Fiscal Year

The Fund's fiscal year-end changed from December 31 to October 31.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

TRANSACTIONS WITH AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended October 31, 2001 are as follows:

Affiliates		Purchase Cost	Sales Cost	Dividend Income	Value
[1,2]	Aradigm Corp.	$ --	$ --	$ --	$ 398,668

[1]	ArQule, Inc.	--	1,441,430	--	4,600,000

[1]	Aurora Biosciences Corp.	--	8,047,813	--	--

[1]	Bionix Implants, Inc.	--	--	--	2,601,000

[1]	CareScience, Inc.	983,619	--	--	1,304,250

[1,2]	CompBenefits Corp.-Convertible Part. Pfd.	--	--	--	4,421,365

[1,2]	CompBenefits Corp--Voting Common	--	--	--	191,120

[1]	Conceptus, Inc.	834,675	58,598	--	8,730,000

[1,2]	Conceptus, Inc.	5,000,000	--	--	10,392,861

[1]	Corporate Executive Board Co.	10,262,858	8,416,610	--	--

[1]	Dispatch Management Services Corp.	--	--	--	7,564

[1]	EEX Corp.	--	2,353,919	--	--

[1]	Federal Agricultural Mortgage Corp	--	2,843,366	--	--

[1,2]	Genomica Corp.	--	--	--	12,127,387

[1]	Healthcare Recoveries, Inc.	--	5,867,454	--	3,312,000

[1]	Hotel Reservations Network, Inc.	8,901,175	21,432,693	--	--

	J.D. Wetherspoon PLC (GBP)	--	--	875,074	112,293,004

[1]	Lincare Holdings, Inc.	17,431,279	67,682,277	--	218,457,710

[1]	Orthofix International NV	--	--	--	29,913,990

[1]	PETsMART, Inc.	3,537,851	--	--	85,910,000

	PETsMART, Inc., 6.75%, 11/1/2004	--	--	--	39,436,875

[1]	Philadelphia Consolidated Holding Corp.	--	--	--	47,850,990

[1]	Phoenix Companies, Inc.	10,533,990	--	--	7,710,000

[1]	RTW, Inc.	--	1,645,000	--	1,230,000

[1]	Stelmar Shipping Ltd.	--	--	--	9,100,000

[1]	Unilab Corp.	41,540,126	--	--	44,873,600

	TOTAL OF AFFILIATED TRANSACTIONS	$99,025,573	$119,789,160	$ 875,074	$644,862,384

1 Non-income producing security.

2 Restricted security.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Period Ended 10/31/2001[1,2]
Class A Shares:	Shares	Amount
Shares sold	41,367,036	$180,340,778
Shares redeemed	(21,209,425)	(90,660,799)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	20,157,611	$89,679,979

	Period Ended 10/31/2001[1,2]
Class B Shares:	Shares	Amount
Shares sold	17,098,334	$77,080,641
Shares redeemed	(759,358)	(3,206,753)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	16,338,976	$73,873,888

	Period Ended 10/31/2001[1,2]
Class C Shares:	Shares	Amount
Shares sold	4,478,742	$20,217,956
Shares redeemed	(629,658)	(2,698,625)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	3,849,084	$17,519,331

	Period Ended 10/31/2001[2]		Year Ended 12/31/2000
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	34,790,447	$153,478,198	38,614,486	$246,148,129
Shares issued to shareholders in payment of distributions declared	--	--	248,841,044	1,134,809,314
Shares redeemed	(81,356,446)	(357,932,488)	(110,894,428)	(698,057,347)

NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(46,565,999)	$(204,454,290)	176,561,102	$682,900,096

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(6,220,328)	$(23,381,092)	176,561,102	$682,900,096

1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to October 31, 2001.

2 The Fund changed its fiscal year from December 31 to October 31.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Effective April 23, 2001, Federated Investment Management Company became the Fund's investment adviser (the "Adviser"). The Adviser receives for its services an annual investment adviser fee equal to 1.425% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. Prior to April 23, 2001, Edgemont Asset Management Corporation served as the Fund's investment adviser and received for its services an annual investment adviser fee equal to 1.500% of the Fund's average daily net assets.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Fund's Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Under the terms of a sub-adviser agreement between the Adviser and the Trust Division of Federated Global Investment Management Corp. ("FGIMC"), FGIMC receives an annual fee from the Adviser equal to 1.175% of the Fund's average daily net assets. In addition, FGIMC may voluntarily choose to reduce its compensation. For the period ended October 31, 2001, FGIMC earned a sub-adviser fee of $18,651,888.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B, Class C and Class K Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Redemption Fee

The Fund imposes a redemption fee of 0.20% on the redemption price of the Fund's capital stock shares redeemed, if such shares were purchased after February 1,1985. The redemption fee is applied to the Fund's expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Any excess fee proceeds are added to the Fund's assets. For the period ended October 31, 2001, redemption fees of $589,142 were allocated to cover the cost of redemptions. Excess fee proceeds of $25,508 were added to the Fund's assets.

Commitments and Contingencies

In the course of pursuing its investment philosophy, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At October 31, 2001, the Fund had total commitments to limited partnerships and limited liability companies of $49,800,000; of this amount $18,307,063 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $31,492,937.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended October 31, 2001, were as follows:

Purchases	$2,501,018,594

Sales	$2,055,845,098

Line of Credit

The Fund has a $400,000,000 committed secured leverage line of credit. The Fund is required to pledge assets equivalent to its borrowings under the line of credit. The Fund incurs a commitment fee on the unused portion of the line of credit. Borrowings are charged interest at 0.50% over the current overnight Federal Funds Rate. No compensating balances are required. For the year ended October 31, 2001, the Fund no longer has a line of credit.

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At October 31, 2001, the diversification of countries were as follows:

Country	Percentages of Net Assets
Australia	0.0%
Bermuda	2.8%
Canada	0.5%
France	0.3%
Greece	0.3%
India	0.6%
Ireland	0.4%
Israel	0.0%
Japan	0.5%
Norway	0.4%
Thailand	0.0%
United States	90.4%

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the period ended October 31, 2001, the Fund did not designate any long-term capital gains dividends.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE FEDERATED KAUFMANN FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Kaufmann Fund (the "Fund") as of October 31, 2001, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from January 1, 2001 to October 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of operations for the year ended December 31, 2000, and the statement of changes in net assets for each of the two years in the period ended December 31, 2000, were audited by other auditors whose report, dated February 1, 2001, expressed an unqualified opinion on these financial statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Kaufmann Fund at October 31, 2001, and the results of its operations, the changes in its net assets, and its financial highlights for the period from January 1, 2001 to October 31, 2001, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
December 10, 2001

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

G. ANDREW BONNEWELL

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager
Federated Kaufmann Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 314172677
Cusip 314172669
Cusip 314172651

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

26396 (12/01)

Federated Investors
World-Class Investment Manager

Federated Kaufmann Fund

A Portfolio of Federated Equity Funds

1ST ANNUAL REPORT

October 31, 2001

CLASS K SHARES

Established 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Lawrence Auriana

Portfolio Co-Manager

Federated Investment Management Company

Hans Utsch

Portfolio Co-Manager

Federated Investment Management Company

Investment Review

Dear Shareholder:

The fiscal year-end of the Federated Kaufmann Fund has been changed from December to October. The reason for the change is simply to conform to the practice of the many other mutual funds in the Federated Equity Funds (Trust). Accordingly, the fund's 2001 fiscal year ended on October 31, 2001.

We are pleased to report that, despite an unusually brutal stock market, the fund outperformed its fund peer group by a wide margin. The fund total return was (9.37)%1 for the 12 months ended October 31, 2001, compared with a decline of (43.31)% for the Lipper Multi-Cap Growth Index (LMCGI).2

We are proud to report that the fund was #1 in the Lipper Multi-Cap Growth category for its two-year ranking and #2 for the 15-year ranking as of October 31, 2001. For the two-year period, the fund's annual return was 17.26% compared to a decline of (14.08)% for the LMCGI.

The following graph illustrates a hypothetical investment of $10,0001 in the fund for the 15-year period ended October 31, 2001, compared to the Russell Midcap Growth Index (RMGI),3 the LMCGI, the Russell 2000 Index (RUS2)3 and the Lipper Small-Cap Growth Index (LSCGI).

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the 12-month period, based on offering price, (i.e., less any redemption fee) for Class K Shares was (9.55)%. Total return for the 2-year period, based on offering price for Class K Shares, was 17.14%. Current performance information is available at our website www.federatedinvestors.com or by calling 1-800-341-7400.

The Fund is the successor to The Kaufmann Fund, Inc. (Kaufmann Fund) pursuant to a reorganization that took place effective on April 23, 2001. Prior to that date, the Fund's Class K Shares had no investment operations. Accordingly, the performance information of the Kaufmann Fund, adjusted to reflect the expenses applicable to the Fund's Class K Shares. The Fund's performance assumes the reinvestment of all dividends and distributions. The RMGI, RUS2, LMCGI and LSCGI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 Lipper indexes are an average of the total return of the 30 largest mutual funds designated by Lipper Analytical Services as falling into the respective categories indicated. They do not reflect sales charges.

3 The RUS2, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The RMGI measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. Investments cannot be made in an index.

The following tables show the Fund's rankings and returns during the last 15 years compared with its peer group and benchmarks.

Ranking* (Period Ended 10/31/2001)	1 Year	2 Year	5 Year	10 Year	15 Year
Federated Kaufmann Fund - Class K Shares	3	1	52	4	2
Total Number of Multi-Cap Growth Funds	446	335	180	53	37

* As per Lipper Analytical Services, Inc.

Average Annual Total Returns for the Period Ended 10/31/2001

	1 Year	2 Year	5 Year	10 Year	15 Year
Federated Kaufmann Fund - Class K Shares[2]	(9.37)%	17.26%	9.08%	15.07%	15.99%
Russell Midcap Growth Index[3,4]	(42.78)%	(10.92)%	6.87%	10.58%	11.61%
Lipper Multi-Cap Growth Index[3]	(43.31)%	(14.06)%	6.16%	10.38%	11.68%
Russell 2000 Index[3,4]	(12.70)%	1.24%	6.07%	10.35%	9.54%
Lipper Small-Cap Growth Index[3,5]	(31.22)%	(2.76)%	5.40%	10.45%	N/A

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 0.20% redemption fee. The Fund's performance assumes the reinvestment of all dividends and distributions. The RMGI, LMCGI, RUS2 and the LCGI have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 Performance shown is for the Fund's Class K Shares at net asset value. Based on the redemption fee of 0.20%, the Fund's Class K Shares' average annual 1-year, 2-year, 5-year, 10-year and 15-year total returns were (9.55)%, 17.14%, 9.03%, 15.05% and 15.97%, respectively. Additional classes of shares are available. Performance for these classes will vary due to differences in charges and expenses.

The Fund is the successor to The Kaufmann Fund, Inc. (Kaufmann Fund) pursuant to a reorganization that took place effective on April 23, 2001. Prior to that date, the Fund's Class K Shares had no investment operations. Accordingly, the performance information provided is historical information of the Kaufmann Fund, adjusted to reflect the expenses applicable to the Fund's Class K Shares.

3 The RMGI, LMCGI, RUS2 and the LCGI are not adjusted to reflect sales charges or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performances. These Indexes are unmanaged.

4 The Fund has elected to change the benchmark index from the RUS2 to the RMGI.

5 For this illustration, the LSCGI began its performance on 10/31/1989. The LSCGI has been assigned a beginning value of $14,258, the value of the Fund on 10/31/1989.

The first half of fiscal 2001 was marked by many negative economic forces--high energy costs, high real interest rates and weakening capital markets. As a consequence, the equity market went downhill, with the three months ended September 2001 showing the worst stock market performance since the fourth quarter of 1987. At the present time investors are showing a renewed appetite for companies that can continue to substantially grow sales and earnings despite this environment, which describes many of the fund's largest holdings. Many of our top ten positions were up nicely during the reporting period. The biggest gainers were Concord EFS, Inc. (electronic funds transfer services), Lincare Holdings, Inc. (in home respiratory therapy service) PETsMART, Inc. (pet superstores), Affiliated Computer Services, Inc. (computerized business services) and J.D. Wetherspoon (chain of pubs in England).

The market's unusual volatility creates some short-term problems, but ultimately increases the opportunities for long-term investors. We have taken advantage of recent unprecedented price swings to buy great companies at bargain prices. Of course, we are always establishing new positions in companies that we believe have excellent growth prospects, strong franchises, superior returns on capital, solid balance sheets and, above all, great management. During the reporting period, the fund purchased shares of several pharmaceutical and healthcare companies (e.g. Dr. Reddy's Laboratories Ltd., King Pharmaceuticals, Inc. and Unilab Corporation), specialty commercial insurance companies (ACE, Ltd. and XL Capital, Ltd.) and specialty retail companies such as (Family Dollar Stores, Inc. and Dollar Tree Stores, Inc.). We single these out, among many other purchases, to illustrate the point that there are many areas outside of technology where companies can have superior growth prospects.

Looking ahead, we are optimistic that the U.S. economy is currently experiencing a bottom. Many of our portfolio holdings should be among the first to benefit from this anticipated economic upturn. They are dominant competitors that appear to be growing rapidly and profitably, have experienced high returns on capital and, in our opinion, are selling at attractive valuations.

We thank you for your continued confidence and look forward to serving you for many years to come.

Hans Utsch

Hans Utsch
Portfolio Co-Manager

Lawrence Auriana

Lawrence Auriana
Portfolio Co-Manager

Portfolio of Investments

October 31, 2001

Shares or Units Held			Value
		STOCKS--85.2%
		FINANCIAL--16.5%
		Finance--9.4%
800,000	[2]	Allied Capital Corp.	$18,016,000
600,000	[1]	Alphyra Group (IEP)	2,374,547
400,000		Capital One Financial Corp.	16,524,000
6,000,000	[1,2]	Concord EFS, Inc.	164,220,000
400,000	1.4	Federal Agricultural Mortgage Corp.	17,520,000
150,000		Golden West Financial Corp.	7,290,000
1,200,000	[1,2]	IndyMac Bancorp, Inc.	30,816,000
800,100	[1]	National Processing, Inc.	20,922,615
1,040,900	[1]	Ocwen Financial Corp.	8,951,740
100,000	[2]	Shohkoh Fund & Co. Ltd. (JPY)	12,273,043

		TOTAL	298,907,945

		Insurance--5.2%
1,700,000	[2]	Ace, Ltd.	59,925,000
335,900		Gallagher (Arthur J.) & Co.	12,273,786
300,000		MGIC Investment Corp.	15,522,000
1,221,000	[1,4]	Philadelphia Consolidated Holding Corp.	47,850,990
600,000	[1,2,4]	Phoenix Companies, Inc.	7,710,000
1,000,000	1.4	RTW, Inc.	1,230,000
250,000		XL Capital Ltd.	21,715,000

		TOTAL	166,226,776

		Venture Capital--0.8%
1	[1,3]	Apollo Investment Fund	572,792
1	[3]	Greenfield Technology Venture Fund I, LP	67,685
1	[3]	Latin Healthcare Fund I, LP	500,000
1,000,000	[3]	Latin Healthcare Fund II, LP	9,161,470
1	[3]	Peachtree/CB Partners, LLC	2,600,000
1	[3]	Peachtree/DMI Partners, LLC	1,178,100
Shares or Units Held			Value
		STOCKS--continued
		FINANCIAL--continued
		Venture Capital--continued
1	[3]	Peachtree/Heartlab Partners, LLC	$687,225
1	[3]	Peachtree/Leadscope, LLC	670,000
30,078	[3]	Peachtree/Medichem Partners, LLC	1,345,972
1	[3]	Peachtree/OpenNetworks Partners, LLC	981,750
1	[3]	Peachtree/Velquest Partners, LLC	477,501
1	[3]	Rocket Ventures II, LP	3,609,289
1	[1,3]	The Infrastructure Fund, LP	333,315
1	[3]	Vennworks LLC	5,000,000
52,500	[3]	Western Growth Capital Partners I, LLP	164,850

		TOTAL	27,349,949

		Real Estate--1.1%
10,000	[2]	Four Seasons Hotels, Inc.	382,400
300,000		Marriott International, Inc., Class A	9,399,000
219,600	[1]	Prime Hospitality Corp.	2,015,928
500,000		Redwood Trust, Inc.	12,350,000
150,000		SL Green Realty Corp.	4,473,000
150,000		Vornado Realty Trust	5,880,000

		TOTAL	34,500,328

		TOTAL FINANCIAL	526,984,998

		HEALTH--30.9%
		Health Care Services--15.3%
465,000	[1]	AmeriPath, Inc.	13,071,150
200,000		AmerisourceBergen Corp.	12,712,000
500,000	[1]	Apria Healthcare Group, Inc.	11,500,000
1,175,000	[1,4]	CareScience, Inc.	1,304,250
500,000	[1]	Community Health Systems, Inc.	12,500,000
3,985	[1,3,4]	CompBenefits Corp. -- Convertible Participating Pfd.	4,421,365
347,492	[1,3,4]	CompBenefits Corp. -- Voting Common	191,120
200,000	[1]	Cross Country, Inc.	4,078,000
400,000		HCA, Inc.	15,864,000
500,000	[1]	Health Management Associates, Inc.	9,745,000
800,000	[1,4]	Healthcare Recoveries, Inc.	3,312,000
Shares or Units Held			Value
		STOCKS--continued
		HEALTH--continued
		Health Care Services--continued
2,000,000	[1]	HEALTHSOUTH Corp.	$26,040,000
500,000	[1]	Laboratory Corporation of America Holdings	43,100,000
465,400	[1]	LifePoint Hospitals, Inc.	14,511,172
8,500,300	[1,4]	Lincare Holdings, Inc.	218,457,710
100,000	[1,2]	MedicaLogic/Medscape, Inc.	38,010
200,000	[1]	MIM Corp.	2,458,000
122,500	[1]	Odyssey Healthcare Inc.	2,113,125
120,000	[1]	Quest Diagnostic, Inc.	7,845,600
300,000	[1]	Renal Care Group, Inc.	9,420,000
292,500	[1]	Select Medical Corp.	5,115,825
300,000	[1]	Tenet Healthcare Corp.	17,256,000
200,000	[1]	Triad Hospitals, Inc.	5,380,000
1,895,000	[1,4]	Unilab Corp.	44,873,600
107,700	[1]	United Surgical Partners International, Inc.	1,938,600

		TOTAL	487,246,527

		Medical Equipment & Supplies--6.5%
300,000	[1]	AeroGen, Inc.	675,000
296,296	[3]	AeroGen, Inc. -- Series F Pfd.	666,667
138,000	[1]	Aksys Ltd.	705,180
1,300,000	[1]	Alliance Imaging, Inc.	15,925,000
250,000	[3]	Amira Medical -- Series A Pfd.	562,500
1,000,000	[3]	Amira Medical -- Series D Pfd.	2,250,000
273,900	[1]	Aspect Medical Systems, Inc.	2,476,056
850,000	[1,4]	Bionx Implants, Inc.	2,601,000
930,000		Cardinal Health, Inc.	62,412,300
600,000	[1,4]	Conceptus, Inc.	8,730,000
714,286	[1,3,4]	Conceptus, Inc.	10,392,861
4,761,904	[3]	Converge Medical, Inc. - Series C Pfd.	2,999,999
500,000	[1,3]	Cortek, Inc. -- Series C Convertible Pfd.	660,000
1,515,152	[1,3]	Cortek, Inc. -- Series D Convertible Pfd.	2,000,000
365,000	[1,2]	Cryolife, Inc.	11,972,000
915,200	[1]	Curon Medical, Inc.	2,425,280
1	[3]	De Novo (Q) Ventures I, LP	2,830,792
Shares or Units Held			Value
		STOCKS--continued
		HEALTH--continued
		Medical Equipment & Supplies--continued
2,083,333	[3]	DexCom, Inc. -- Series B Pfd.	$3,000,000
62,500	[1,2]	Endocare, Inc.	1,387,500
300,000	[1]	Guidant Corp.	12,453,000
300,000	[1]	Haemonetics Corp.	11,430,000
100,000	[1]	INAMED Corp.	1,905,000
6,613	[3]	Medtronic, Inc.	266,489
157,500	[1]	NMT Medical, Inc.	837,900
150,000	[1]	Natus Medical, Inc.	747,000
931,900	[1,2,4]	Orthofix International NV	29,913,990
1,040,000	[3]	Sanarus Medical, Inc. -- Series A Pfd.	1,560,000
1,448,436	[3]	Sanarus Medical, Inc. - Series B Pfd.	2,500,000
55,400	[1]	SpaceLabs Medical, Inc.	612,170
500,000	[3]	Spinal Dynamics Corp. -- Series D Pfd.	3,000,000
277,777	[1,3]	ThermoGenesis Corp. - Warrants 4/27/2006	0
1,388,885	[1,2,3]	ThermoGenesis Corp.	2,236,105
556,400	[1]	ThermoGenesis Corp.	923,624
100,000	[1]	Zimmer Holdings, Inc.	3,091,000

		TOTAL	206,148,413

		Pharmaceuticals & Biotech--9.1%
100,000		Abbott Laboratories	5,298,000
266,667	[3]	ACADIA Pharmaceuticals, Inc.	2,000,002
210,000	[1]	Allos Therapeutics, Inc.	1,050,000
86,667	[1,3,4]	Aradigm Corp.	398,668
1,694,915	[3]	Ardais Corp., Convertible Pfd.	9,999,999
535,000	[1]	Argonaut Technologies, Inc.	1,738,750
500,000	[1,2,4]	ArQule, Inc.	4,600,000
300,000	[1]	Array BioPharma, Inc.	3,090,000
175,000	[1]	Atrix Labs, Inc.	4,392,500
200,000	[1]	Biogen, Inc.	11,000,000
1,126,200	[1,2]	Charles River Laboratories International, Inc.	37,840,320
400,000	[1,2]	Corvas International, Inc.	2,228,000
125,000	[1,2]	CV Therapeutics, Inc.	4,930,000
645,161	[3]	diaDexus, Inc. -- Series C Pfd.	4,999,998
Shares or Units Held			Value
		STOCKS--continued
		HEALTH--continued
		Pharmaceuticals & Biotech--continued
700,000	[1,2]	Dr. Reddy's Laboratories Ltd., ADR (IDR)	$17,430,000
400,000		Galen Holdings PLC, ADR	17,300,000
500,000	[1]	Genentech, Inc.	26,125,000
3,989,272	[1,3,4]	Genomica Corp.	12,127,387
296,296	[1,3]	Genta, Inc.	4,079,996
300,000	[1,2]	Genzyme Transgenics Corp.	1,053,000
200,000	[1,2]	ICN Pharmaceuticals, Inc.	4,842,000
515,000	[1,2]	IDEC Pharmaceuticals Corp.	30,889,700
305,000	[1]	Inspire Pharmaceuticals, Inc.	3,568,500
155,000	[1,2,3]	Intermune, Inc.	6,768,850
266,666	[1]	King Pharmaceuticals, Inc.	10,397,307
250,000	[1,2]	Medarex, Inc.	5,150,000
300,000	[1]	MediChem Life Sciences, Inc.	510,000
266,668	[1,3]	Mitokor -- Series F Pfd.	2,000,010
100,000	[1,2]	NPS Pharmaceuticals, Inc.	3,613,000
31,250	[1,3]	Peptech Ltd. (AUD)	54,062
200,000		Pfizer, Inc.	8,380,000
312,500	[3]	Point Theraputics, Convertible Series B Pfd.	5,000,000
230,000	[1]	POZEN, Inc.	1,288,000
25,000	[1]	Salix Pharmaceuticals, Ltd.	358,750
300,000		Schering-Plough Corp.	11,154,000
250,000	[1]	Shire Pharmaceuticals Group PLC, ADR	11,175,000
720,000	[1]	Telik, Inc.	5,652,000
200,000	[1]	Waters Corp.	7,098,000

		TOTAL	289,580,799

		TOTAL HEALTH	982,975,739

Shares or Units Held			Value
		STOCKS--continued
		RETAIL--9.2%
		Restaurants--3.7%
20,439,322	[4]	J.D. Wetherspoon PLC (GBP)	$112,293,004
100,000	[1]	Outback Steakhouse, Inc.	2,885,000
225,000	[1]	Smith & Wollensky Restaurant Group, Inc.	855,000
100,000	[1]	Starbucks Corp.	1,712,000

		TOTAL	117,745,004

		Retail--5.5%
100,000	[1]	Bed Bath & Beyond, Inc.	2,506,000
200,000	[1]	Costco Wholesale Corp.	7,566,000
750,000	[1]	Dollar Tree Stores, Inc.	16,852,500
100,000	[1]	Electronics Boutique Holdings Corp.	3,105,000
1,000,000		Family Dollar Stores, Inc.	28,860,000
30,000		Fast Retailing Co., Ltd. (JPY)	3,488,514
100,000		Gap (The), Inc.	1,307,000
275,000	[1,2]	Genesco, Inc.	5,018,750
100,000		Home Depot, Inc.	3,823,000
100,000	[2]	Intimate Brands, Inc.	1,135,000
50,000	[1]	Kohl's Corp.	2,780,500
500,000		Limited, Inc.	5,575,000
11,000,000	[1,2,4]	PETsMART, Inc.	85,910,000
150,000		Pier 1 Imports, Inc.	1,651,500
100,000		Talbots, Inc.	2,850,000
100,000		Tiffany & Co.	2,339,000
10,000		Walgreen Co.	323,800

		TOTAL	175,091,564

		TOTAL RETAIL	292,836,568

		SERVICES--13.6%
		Business Services--6.2%
10,398,400	[1]	Cendant Corp.	134,763,264
1,300,000	[1,2,4]	Corporate Executive Board Co.	39,741,000
100,000	[1]	CoStar Group, Inc.	1,854,000
Shares or Units Held			Value
		STOCKS--continued
		SERVICES--continued
		Business Services--continued
1,260,600	[1,4]	Dispatch Management Services Corp.	$7,564
77,739		Financiere Marc de Lacharriere SA (FRF)	2,615,794
25,000		Global Payments, Inc.	748,750
100,000	[1,2]	Iron Mountain, Inc.	3,905,000
223,400	[1]	Kroll, Inc.	3,574,400
355,500		Moody's Corp.	12,342,960
49,500		TALX Corp.	841,500

		TOTAL	200,394,232

		Media--5.4%
300,000	[1]	AT&T - Liberty Media, Class A	3,507,000
1,000,000	[1]	Clear Channel Communications, Inc.	38,120,000
100,000	[1]	CNET Networks, Inc.	494,000
1,100,000	[1]	Comcast Corp.	39,424,000
500,000	[1,2]	Cox Communications, Inc.	19,150,000
380,000	[1,2]	Entercom Communication Corp.	12,806,000
150,000	[1]	Hispanic Broadcasting Corp.	2,514,000
762,158	[1,2]	JC Decaux SA (FRF)	5,826,943
1,000,000	[1,2]	Lamar Advertising Co.	31,400,000
500,000	[1]	Viacom, Inc., Class B	18,255,000

		TOTAL	171,496,943

		Recreation & Entertainment--0.6%
100,000		Carnival Corp., Class A	2,178,000
307,400		Dover Downs Entertainment, Inc.	3,688,800
200,000	[1]	Orient-Express Hotel Ltd., Class A	2,516,000
150,000	[1]	Pixar, Inc.	5,535,000
50,000	[1,2]	Speedway Motorsports, Inc.	1,171,500
250,000	[1]	WMS Industries, Inc.	4,487,500

		TOTAL	19,576,800

		Telecommunication Services--0.4%
312,700	[1]	Illuminet Holdings, Inc.	11,182,152
20,833	[1,3]	RateXchange Corp. - Warrants 3/15/2003	0
2,970,000	[1,2]	TALK America Holdings, Inc.	1,247,400

		TOTAL	12,429,552

Shares or Units Held			Value
		STOCKS--continued
		SERVICES--continued
		Transportation--1.0%
709,000	[1,2]	Budget Group, Inc.	$567,200
1,000,000	[1]	Golar LNG Ltd.	4,719,260
1,550,000	[1]	OMI Corp.	6,262,000
200,000	[1]	Ryanair Holdings PLC, ADR	9,348,000
700,000	[1,4]	Stelmar Shipping Ltd. (GRD)	9,100,000

		TOTAL	29,996,460

		TOTAL SERVICES	433,893,987

		TECHNOLOGY--10.5%
		Computer Hardware & Peripherals--0.6%
200,000		Electronic Data Systems Corp.	12,874,000
723,800	[1,2]	Omnicell, Inc.	5,754,210

		TOTAL	18,628,210

		Computer Software--3.6%
1,853,400	[1,2]	Acclaim Entertainment, Inc.	8,710,980
1,100,000	[2]	Amdocs Ltd.	28,721,000
45,000	[1,3]	Attunity Ltd.	78,300
9,000	[1,3]	Attunity Ltd. -- Warrants 3/21/2005	0
9,000	[1,3]	Attunity Ltd. -- Warrants 3/22/2005	0
500,000	[1]	Borland Software Corp.	5,595,000
3,100,000	[1]	Merant PLC	3,872,900
200,000	[1]	Microsoft Corp.	11,630,000
500,000	[1]	Midway Games, Inc.	7,960,000
400,000	[1,2]	Network Associates, Inc.	7,680,000
230,000	[1,2]	NVIDIA Corp.	9,857,800
100,000	[1,2]	SeaChange International, Inc.	2,460,000
1,333,334	[3]	SensAble Technologies, Inc. - Series B Pfd.	4,426,669
443,979	[3]	SensAble Technologies, Inc. - Series C Pfd.	1,474,010
250,000	[1]	THQ, Inc.	12,450,000
460,000	[1]	Websense, Inc.	11,178,000

		TOTAL	116,094,659

		Data Processing Services--2.7%
900,000	[1,2]	Affiliated Computer Services, Inc.	79,245,000
74,000	[1]	CSG Systems International, Inc.	2,313,240
2,000,000	[3]	Ryan Hankin Kent, Inc. -- Series B Convertible Pfd.	2,000,000
100,000	[1,2]	SonicWALL Inc.	1,420,000

		TOTAL	84,978,240

Shares or Units Held			Value
		STOCKS--continued
		TECHNOLOGY--continued
		Networking & Telecommunication Equipment--1.6%
557,576	[1]	Alvarion Ltd. (ILS)	$1,410,667
605,000	[1]	Boston Communications Group, Inc.	5,596,250
556,587	[3]	Centerpoint Broadband Technology Inc.	6,000,002
1,059,322	[3]	Expand Networks Ltd. -- Series C Pfd.	2,500,000
555,000	[1]	Integrated Telecom Express, Inc.	721,500
200,000	[1]	Motorola, Inc.	9,850,000
679,348	[3]	Multiplex, Inc. - Series C Pfd.	5,000,001
400,000	[1]	UTStarcom, Inc.	9,392,000
1,538,461	[3]	Yipes Communication Group, Inc.	9,999,997

		TOTAL	50,470,417

		Online Internet Information--0.7%
500,000	[1]	AOL Time Warner, Inc.	15,605,000
1,176,600	[1,2]	EasyLink Services Corp.	788,322
617,700	[1,2]	Hollywood Media Corp.	1,890,162
2,884,615	[3]	India.com, Inc.	3,000,000
2	[3]	Internet.com Venture Partners III, LLC	537,145

		TOTAL	21,820,629

		Semiconductor & Equipment--1.3%
400,000	[1]	ATI Technologies, Inc. (CAN)	3,309,806
450,000	[1,2]	ATI Technologies, Inc.	3,726,000
200,000	[1]	Genesis Microchip, Inc.	9,242,000
300,000	[1]	Intersil Corp., Class A	9,825,000
600,000	[1]	Sage, Inc.	15,300,000
75,000	[1,2]	Virata Corp.	898,500

		TOTAL	42,301,306

		TOTAL TECHNOLOGY	334,293,461

Shares or Units Held			Value
		STOCKS--continued
		OTHER--4.5%
		Building Products--0.2%
100,000	[1]	Simpson Manufacturing Co., Inc.	$5,140,000

		Construction & Engineering--0.7%
450,000	[1]	Emcor Group, Inc.	17,604,000
150,000	[1]	URS Corp.	3,360,000

		TOTAL	20,964,000

		Electrical Equipment--0.2%
155,000	[1]	Wilson Greatbatch Technologies, Inc.	4,456,250
50,000		Woodward Governor Co.	2,358,000

		TOTAL	6,814,250

		Electronic Equipment & Instruments--0.0%
17,200	[1]	Vidkid Distributions, Inc.	0

		Energy--2.6%
500,000		Duke Energy Corp.	13,750,000
10,000		Electricity Generating Public Co., Ltd. (THB)	7,493
100,000		Entergy Corp.	3,885,000
180,000		Forest Oil Corp.	4,932,000
100,000	[1]	Input/Output, Inc.	805,000
600,000	[2]	Kinder Morgan, Inc.	29,778,000
200,000	[1]	NRG Energy, Inc.	3,856,000
274,292		NUI Corp.	5,581,842
400,000		Ocean Energy, Inc.	7,300,000
666,900	[1]	Oceaneering International, Inc.	13,004,550
100,000	[1]	Oil States International, Inc.	895,000

		TOTAL	83,794,885

		Industrial Conglomerate -- 0.4%
300,000		Philip Morris Cos., Inc.	14,040,000

		Machinery--0.0%
50,000		BHA Group Holdings, Inc.	712,500

Shares, Units Held or Principal Amount			Value
		STOCKS--continued
		OTHER--continued
		Marine--0.4%
1,575,600	[1]	Frontline Ltd. (NOK)	$11,861,659
33,400	[1]	Frontline Ltd., ADR	253,172

		TOTAL	12,114,831

		TOTAL OTHER	143,580,466

		TOTAL STOCKS (IDENTIFIED COST $2,073,669,075)	2,714,565,219

		CONVERTIBLE BOND--1.2%
		Retail--1.2%
$37,500,000	[4]	PETsMART, Inc., 6.75%, 11/1/2004 (identified cost $37,500,000)	39,436,875

		MUTUAL FUND--9.8%
312,729,319		Prime Value Obligations Fund, Class IS (at net asset value)	312,729,319

		TOTAL INVESTMENTS (IDENTIFIED COST $2,423,898,394)[5]	$3,066,731,413

		SCHEDULE OF SECURITIES SOLD SHORT
100,000		J.C. Penney Co., Inc.	2,172,000
100,000		Mercury Interactive Corp.	2,382,000

		TOTAL SECURITIES SOLD SHORT (PROCEEDS $4,848,578)	$4,554,000

1 Non-income producing security.

2 Certain shares are temporarily on loan to unaffiliated broker/dealers.

3 Restricted security-not registered under the Securities Act of 1933. At October 31, 2001, these securities amounted to $149,332,943 which represents 4.7% of net assets.

4 Affiliated company. At October 31, 2001, these securities amounted to $702,123,384 which represents 22.0% of net assets.

5 The cost of investments for federal tax purposes amounts to $2,426,371,235. The net unrealized appreciation of investments on a federal tax basis amounts to $640,360,178 which is comprised of $724,903,976 appreciation and $84,543,798 depreciation at October 31, 2001.

Note: The categories of investments are shown as a percentage of net assets ($3,188,844,511) at October 31, 2001.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
AUD	--Australian Dollar
CAN	--Canadian Dollar
FRF	--French Franc
GBP	--British Pound
GRD	--Greek Drachma
IDR	--Indian Rupee
IEP	--Irish Pound
ILS	--Israeli Sheckel
JPY	--Japanese Yen
NOK	--Norwegian Kroner
THB	--Thai Baht

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

October 31, 2001

Assets:
Total investments in securities, at value (identified cost $2,423,898,394)		$3,066,731,413
Cash denominated in foreign currencies (identified cost $69,624)		69,348
Cash		1,491,874
Cash held as collateral for securities lending		108,054,148
Income receivable		2,486,338
Receivable for investments sold		138,503,369
Receivable for fund shares sold		28,223,183
Other assets		122,291

TOTAL ASSETS		3,345,681,964

Liabilities:
Securities sold short, at value (proceeds $4,848,578)	$4,554,000
Payable for investments purchased	39,365,415
Payable for fund shares redeemed	2,455,045
Payable on collateral due to broker	108,054,148
Payable for distribution services fee	162,154
Accrued expenses	2,246,691

TOTAL LIABILITIES		156,837,453

Net assets for 754,713,439 shares outstanding		$3,188,844,511

Net Assets Consist of:
Paid in capital		$2,449,563,192
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		643,118,471
Accumulated net realized gain on investments and foreign currency transactions		96,162,848

TOTAL NET ASSETS		$3,188,844,511

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($85,168,849 ÷ 20,157,611 shares outstanding)		$4.23

Offering price per share (100/94.50 of $4.23)[1]		$4.48

Redemption proceeds per share		$4.23

Class B Shares:
Net asset value per share ($68,901,755 ÷ 16,338,976 shares outstanding)		$4.22

Offering price per share		$4.22

Redemption proceeds per share (94.50/100 of $4.22)[1]		$3.99

Class C Shares:
Net asset value per share ($16,234,102 ÷ 3,849,084 shares outstanding)		$4.22

Offering price per share		$4.22

Redemption proceeds per share (99.00/100 of $4.22)[1]		$4.18

Class K Shares:
Net asset value per share ($3,018,539,805 ÷ 714,367,768 shares outstanding)		$4.23

Offering price per share		$4.23

Redemption proceeds per share (99.80/100 of $4.23)[1]		$4.22

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Period Ended October 31, 2001

Investment Income:
Dividends (net of foreign taxes withheld of $477,202)			$9,123,408
Interest (including income on securities loaned of $1,085,466)			31,498,657

TOTAL INCOME			40,622,065

Expenses:
Investment adviser fee		$40,104,743
Administrative personnel and services fee		1,341,673
Custodian fees		244,308
Transfer and dividend disbursing agent fees and expenses		2,621,953
Directors'/Trustees' fees		153,707
Auditing fees		171,604
Legal fees		32,432
Portfolio accounting fees		177,972
Distribution services fee--Class A Shares		40,251
Distribution services fee--Class B Shares		131,916
Distribution services fee--Class C Shares		36,381
Distribution services fee--Class K Shares		12,247,441
Shareholder services fee--Class A Shares		40,251
Shareholder services fee--Class B Shares		43,972
Shareholder services fee--Class C Shares		12,127
Shareholder services fee--Class K Shares		4,358,076
Share registration costs		121,912
Printing and postage		289,349
Insurance premiums		17,350
Taxes		631
Loan commitment fee		120,548
Miscellaneous		124,022

TOTAL EXPENSES		62,432,619

Waivers and Reimbursement:
Waiver of investment adviser fee	$(3,959,878)
Waiver of distribution services fee--Class A Shares	(3,330)
Waiver of distribution services fee--Class K Shares	(4,332,506)
Reimbursement of investment adviser fee	(18,160)

TOTAL WAIVERS AND REIMBURSEMENT		(8,313,874)

Net expenses			54,118,745

Net operating loss			(13,496,680)

Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized loss on investments, options and foreign currency transactions			(178,085,170)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			35,813,094

Net realized and unrealized loss on investments and foreign currency			(142,272,076)

Change in net assets resulting from operations			$(155,768,756)

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended December 31, 2000

Investment Income:
Dividends (net of foreign taxes withheld of $122,317 including $776,000 received from affiliated issuers)		$3,640,185
Interest (including income on securities loaned of $2,051,909)		33,997,562
Other		1,822,767

TOTAL INCOME		39,460,514

Expenses:
Investment adviser fee	$54,426,558
Custodian fees	420,473
Directors'/Trustees' fees	236,499
Auditing fees	540,325
Legal fees	144,474
Distribution services fee--Class K Shares	13,062,374
Shareholder services fee--Class K Shares	3,279,785
Share registration costs	47,663
Printing and postage	276,668
Interest expense	406,656
Miscellaneous	205,755

TOTAL EXPENSES	73,047,230

Reimbursement of investment adviser fee	(4,500,662)

Net expenses		68,546,568

Net operating loss		(29,086,054)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including net realized gain of $171,074,000 on sales of investments in affiliated issuers)		1,371,849,414
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency		(963,389,691)

Net realized and unrealized gain on investments and foreign currency		408,459,723

Change in net assets resulting from operations		$379,373,669

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Period Ended	Year Ended December 31,
	10/31/2001 [1]	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net operating loss	$(13,496,680)	$(29,086,054)	$(40,227,937)
Net realized gain (loss) on investments, options and foreign currency transactions	(178,085,170)	1,371,849,414	449,948,446
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency	35,813,094	(963,389,691)	231,027,290

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(155,768,756)	379,373,669	640,747,799

Distributions to Shareholders:
Distributions from net realized gain on investments, options and foreign currency transactions
Class K Shares	--	(1,170,154,603)	(512,372,868)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	--	(1,170,154,603)	(512,372,868)

Share Transactions:
Proceeds from sale of shares	431,117,573	246,148,129	230,600,975
Net asset value of shares issued to shareholders in payment of distributions declared	--	1,134,809,314	496,926,932
Cost of shares redeemed	(454,498,665)	(698,057,347)	(2,001,045,334)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(23,381,092)	682,900,096	(1,273,517,427)

Change in net assets	(179,149,848)	(107,880,838)	(1,145,142,496)

Net Assets:
Beginning of period	3,367,994,359	3,475,875,197	4,621,017,693

End of period	$3,188,844,511	$3,367,994,359	$3,475,875,197

1 The Fund changed its fiscal year end from December 31, to October 31.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class K Shares

(For a Share Outstanding Throughout Each Period)

	Period Ended	Year Ended December 31,
	10/31/2001 [1,2]	2000	1999	1998	1997	1996
Net Asset Value, Beginning of Period	$4.43	$5.95	$5.68	$6.37	$5.84	$5.05
Income From Investment Operations:
Net operating loss	(0.03)[3]	(0.05)	(0.06)	(0.04)	(0.06)	(0.03)
Net realized and unrealized gain (loss) on investments, options and foreign currency transactions	(0.17)	0.76	1.32	0.02	0.80	1.08

TOTAL FROM INVESTMENT OPERATIONS	(0.20)	0.71	1.26	(0.02)	0.74	1.05

Less Distributions:
Distributions from net realized gain on investments, options and foreign currency transactions	--	(2.23)	(0.99)	(0.67)	(0.21)	(0.26)

TOTAL DISTRIBUTIONS	--	(2.23)	(0.99)	(0.67)	(0.21)	(0.26)

Net Asset Value, End of Period	$4.23	$4.43	$5.95	$5.68	$6.37	$5.84

Total Return[4]	(4.51)%	10.86%	26.01%	0.72%	12.59%	20.91%

Ratios to Average Net Assets:
Expenses	1.95%[5]	1.89%	1.95%	1.96%	1.89%	1.93%

Expenses excluding interest expense	1.95%[5]	1.88%	1.94%	1.95%	1.88%	1.92%

Net operating loss	(0.48)%[5]	(0.80)%	(1.19)%	(0.66)%	(1.00)%	(0.82)%

Expense waiver/reimbursement[6]	0.30%[5]	0.12%	0.15%	0.11%	0.12%	0.13%

Supplemental Data:

Net assets, end of period (000 omitted)	$3,018,540	$3,367,994	$3,475,875	$4,621,018	$6,008,161	$5,341,311

Portfolio turnover	74%	78%	78%	59%	65%	72%

1 The Fund changed its fiscal year end from December 31 to October 31. Effective April 23, 2001, Federated Investment Management Company became the Fund's investment adviser. Prior to April 23, 2001, Edgemont Asset Management Corporation served as the Fund's investment adviser.

2 Beginning with the period ended October 31, 2001, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

3 Per share numbers have been calculated using the average shares method, which more appropriately represents the per share data for the period since the use of the undistributed income method did not accord with results of operations.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net operating loss ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

October 31, 2001

ORGANIZATION

Federated Equity Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of ten portfolios. The financial statements included herein are only those of Federated Kaufmann Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class K Shares.

Shareholders and/or the Board of Trustees (the "Trustees") approved a change in the name of the Fund as follows:

Effective Date	Old Name	New Name
April 20, 2001	The Kaufmann Fund, Inc.	Federated Kaufmann Fund

Effective April 23, 2001, Class A, Class B and Class C Shares were added.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The adoption of the Guide did not have any effect on the financial statements.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating loss. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Paid-in Capital	Accumulated Net Realized Gain (Loss)	Undistributed Net Investment Income
$(51,264,788)	$(223,654,077)	$274,918,865

Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At October 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $171,404,253, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2009.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the period ended October 31, 2001, the Fund had no open futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At October 31, 2001, the Fund had no outstanding foreign currency commitments.

Written Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put at the contracted amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the period ended October 31, 2001, the Fund had a realized gain of $847,500 on written options.

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2000	78,000	$ 1,007,500

Options Written	78,000	815,000

Options Expired	(78,000)	(815,000)

Options bought to close	(78,000)	(1,007,500)

Outstanding at 10/31/2001	--	--

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FCs") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 100% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of October 31, 2001, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$94,452,584	$108,054,148

Short Sales

The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee. Certain of these securities may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

Additional information on each restricted security held at October 31, 2001 is as follows:

Description	Date of Acquisition	Cost
ACADIA Pharmaceuticals, Inc.	05/03/2000	$ 2,000,002

AeroGen, Inc. -- Series F Pfd.	07/06/2000	2,000,000

Amira Medical -- Series A Pfd.	04/12/1999	1,375,000

Amira Medical -- Series D Pfd.	04/12/1999	5,500,000

Apollo Investment Fund	05/18/2001	572,792

Aradigm Corp.	03/10/1999	9,319,203

Ardais Corp., Convertible Pfd.	03/02/2001 -- 03/08/2001	9,999,999

Attunity Ltd.	03/09/2000	765,000

Attunity Ltd. -- Warrants 3/21/2005	07/13/2000	--

Attunity Ltd. -- Warrants 3/22/2005	07/13/2000	--

Centerpoint Broadband Technology Inc.	10/25/2000	6,000,008

CompBenefits Corp. -- Convertible Participating Pfd.	05/24/1995 -- 07/12/2000	4,421,556

CompBenefits Corp. -- Voting Common	05/24/1995 -- 07/12/2000	191,116

Conceptus, Inc.	04/10/2001	5,000,000

Converge Medical, Inc. - Series C Pfd.	10/25/2001	2,999,999

Cortek, Inc. -- Series C Convertible Pfd.	02/29/2000	1,000,000

Cortek, Inc. -- Series D Convertible Pfd.	06/18/2001	2,000,000

De Novo (Q) Ventures I, LP	03/09/2000 -- 04/09/2001	3,000,000

DexCom, Inc. -- Series B Pfd.	12/01/2000	3,000,000

diaDexus, Inc. -- Series C Pfd.	04/04/2000	4,999,998

Expand Networks Ltd. -- Series C Pfd.	09/22/2000	2,500,000

Genomica Corp.	02/17/1999 -- 03/10/2000	10,368,388

Genta, Inc.	09/25/2000	1,999,998

Greenfield Technology Venture Fund I, LP	06/15/1998	88,344

India.com, Inc.	09/14/2000	3,000,000

Intermune, Inc.	08/11/2000 -- 06/29/2001	5,830,000

Internet.com Venture Partners III, LLC	05/17/2000 -- 07/28/2000	600,000

Latin Healthcare Fund I, LP	11/28/2000	500,000

Description	Date of Acquisition	Cost
Latin Healthcare Fund II, LP	07/15/1997	$9,079,357

Medtronic, Inc.	03/15/2000	210,041

Mitokor -- Series F Pfd.	08/22/2000	2,000,010

Multiplex, Inc. -- Series C Pfd.	02/22/2001	5,000,001

Peachtree/CB Partners, LLC	03/08/2000 -- 09/26/2001	2,773,182

Peachtree/DMI Partners, LLC	05/09/2001 -- 09/26/2001	1,218,088

Peachtree/Heartlab Partners, LLC	04/03/2001 -- 09/26/2001	687,795

Peachtree/Leadscope, LLC	06/30/2000 -- 09/26/2001	712,054

Peachtree/Medichem Partners, LLC	06/07/1999 -- 09/26/2001	1,261,066

Peachtree/OpenNetworks Partners, LLC	10/05/2000 -- 09/26/2001	990,753

Peachtree/Velquest Partners, LLC	09/14/2000 -- 09/26/2001	494,382

Peptech Ltd. (AUD)	07/19/1993	76,275

Point Theraputics, Convertible Series B Pfd.	04/09/2001	5,000,000

RateXchange Corp. -- Warrants 3/15/2003	03/15/2000	--

Rocket Ventures II, LP	07/20/1999	4,000,000

Ryan Hankin Kent, Inc. -- Series B Convertible Pfd.	09/18/2001- 09/24/2001	2,000,000

Sanarus Medical, Inc. -- Series A Pfd.	11/16/1999 -- 07/16/2001	1,560,000

Sanarus Medical, Inc. - Series B Pfd.	07/16/2001 - 09/19/2001	2,495,647

SensAble Technologies, Inc. - Series B Pfd.	12/23/1999	2,064,237

SensAble Technologies, Inc. - Series C Pfd.	04/05/2000	1,474,010

Spinal Dynamics Corp. -- Series D Pfd.	02/21/2001	3,000,000

The Infrastructure Fund, LP	08/11/2000 -- 09/27/2001	350,000

ThermoGenesis Corp. -- Warrants 4/27/2006	04/26/2001	--

ThermoGenesis Corp.	04/26/2001	2,499,993

Vennworks LLC	01/05/2000	5,000,000

Western Growth Capital Partners I, LLP	12/31/1997	205,543

Yipes Communication Group, Inc.	09/19/2000	9,999,997

Change in Fiscal Year

The Fund's fiscal year-end changed from December 31 to October 31.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

TRANSACTIONS WITH AFFILIATED COMPANIES

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended October 31, 2001 are as follows:

Affiliates		Purchase Cost	Sales Cost	Dividend Income	Value
[1,2]	Aradigm Corp.	$ --	$ --	$ --	$ 398,668

[1]	ArQule, Inc.	--	1,441,430	--	4,600,000

[1]	Aurora Biosciences Corp.	--	8,047,813	--	--

[1]	Bionix Implants, Inc.	--	--	--	2,601,000

[1]	CareScience, Inc.	983,619	--	--	1,304,250

[1,2]	CompBenefits Corp.-Convertible Part. Pfd.	--	--	--	4,421,365

[1,2]	CompBenefits Corp--Voting Common	--	--	--	191,120

[1]	Conceptus, Inc.	834,675	58,598	--	8,730,000

[1,2]	Conceptus, Inc.	5,000,000	--	--	10,392,861

[1]	Corporate Executive Board Co.	10,262,858	8,416,610	--	--

[1]	Dispatch Management Services Corp.	--	--	--	7,564

[1]	EEX Corp.	--	2,353,919	--	--

[1]	Federal Agricultural Mortgage Corp	--	2,843,366	--	--

[1,2]	Genomica Corp.	--	--	--	12,127,387

[1]	Healthcare Recoveries, Inc.	--	5,867,454	--	3,312,000

[1]	Hotel Reservations Network, Inc.	8,901,175	21,432,693	--	--

	J.D. Wetherspoon PLC (GBP)	--	--	875,074	112,293,004

[1]	Lincare Holdings, Inc.	17,431,279	67,682,277	--	218,457,710

[1]	Orthofix International NV	--	--	--	29,913,990

[1]	PETsMART, Inc.	3,537,851	--	--	85,910,000

	PETsMART, Inc., 6.75%, 11/1/2004	--	--	--	39,436,875

[1]	Philadelphia Consolidated Holding Corp.	--	--	--	47,850,990

[1]	Phoenix Companies, Inc.	10,533,990	--	--	7,710,000

[1]	RTW, Inc.	--	1,645,000	--	1,230,000

[1]	Stelmar Shipping Ltd.	--	--	--	9,100,000

[1]	Unilab Corp.	41,540,126	--	--	44,873,600

	TOTAL OF AFFILIATED TRANSACTIONS	$99,025,573	$119,789,160	$ 875,074	$644,862,384

1 Non-income producing security.

2 Restricted security.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Period Ended 10/31/2001[1,2]
Class A Shares:	Shares	Amount
Shares sold	41,367,036	$180,340,778
Shares redeemed	(21,209,425)	(90,660,799)

NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	20,157,611	$89,679,979

	Period Ended 10/31/2001[1,2]
Class B Shares:	Shares	Amount
Shares sold	17,098,334	$77,080,641
Shares redeemed	(759,358)	(3,206,753)

NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	16,338,976	$73,873,888

	Period Ended 10/31/2001[1,2]
Class C Shares:	Shares	Amount
Shares sold	4,478,742	$20,217,956
Shares redeemed	(629,658)	(2,698,625)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	3,849,084	$17,519,331

	Period Ended 10/31/2001[2]		Year Ended 12/31/2000
Class K Shares:	Shares	Amount	Shares	Amount
Shares sold	34,790,447	$153,478,198	38,614,486	$246,148,129
Shares issued to shareholders in payment of distributions declared	--	--	248,841,044	1,134,809,314
Shares redeemed	(81,356,446)	(357,932,488)	(110,894,428)	(698,057,347)

NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	(46,565,999)	$(204,454,290)	176,561,102	$682,900,096

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(6,220,328)	$(23,381,092)	176,561,102	$682,900,096

1 Reflects operations for the period from April 23, 2001 (date of initial public investment) to October 31, 2001.

2 The Fund changed its fiscal year from December 31 to October 31.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Effective April 23, 2001, Federated Investment Management Company became the Fund's investment adviser (the "Adviser"). The Adviser receives for its services an annual investment adviser fee equal to 1.425% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. Prior to April 23, 2001, Edgemont Asset Management Corporation served as the Fund's investment adviser and received for its services an annual investment adviser fee equal to 1.500% of the Fund's average daily net assets.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Fund's Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions.

Under the terms of a sub-adviser agreement between the Adviser and the Trust Division of Federated Global Investment Management Corp. ("FGIMC"), FGIMC receives an annual fee from the Adviser equal to 1.175% of the Fund's average daily net assets. In addition, FGIMC may voluntarily choose to reduce its compensation. For the period ended October 31, 2001, FGIMC earned a sub-adviser fee of $18,651,888.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A, Class B, Class C and Class K Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Redemption Fee

The Fund imposes a redemption fee of 0.20% on the redemption price of the Fund's capital stock shares redeemed, if such shares were purchased after February 1,1985. The redemption fee is applied to the Fund's expenses for providing redemption services, including, but not limited to: transfer agent fees, postage, printing, telephone and related employment costs. Any excess fee proceeds are added to the Fund's assets. For the period ended October 31, 2001, redemption fees of $589,142 were allocated to cover the cost of redemptions. Excess fee proceeds of $25,508 were added to the Fund's assets.

Commitments and Contingencies

In the course of pursuing its investment philosophy, the Fund sometimes invests in limited partnerships and limited liability companies. These entities often require the Fund to commit to a total dollar amount to be invested. The actual investments are usually made in installments over a period of time. At October 31, 2001, the Fund had total commitments to limited partnerships and limited liability companies of $49,800,000; of this amount $18,307,063 was actually invested by the Fund leaving the Fund contingently liable for additional investments of $31,492,937.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended October 31, 2001, were as follows:

Purchases	$2,501,018,594

Sales	$2,055,845,098

Line of Credit

The Fund has a $400,000,000 committed secured leverage line of credit. The Fund is required to pledge assets equivalent to its borrowings under the line of credit. The Fund incurs a commitment fee on the unused portion of the line of credit. Borrowings are charged interest at 0.50% over the current overnight Federal Funds Rate. No compensating balances are required. For the period ended October 31, 2001, the Fund no longer has a line of credit.

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At October 31, 2001, the diversification of countries were as follows:

Country	Percentages of Net Assets
Australia	0.0%
Bermuda	2.8%
Canada	0.5%
France	0.3%
Greece	0.3%
India	0.6%
Ireland	0.4%
Israel	0.0%
Japan	0.5%
Norway	0.4%
Thailand	0.0%
United States	90.4%

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

For the period ended October 31, 2001, the Fund did not designate any long-term capital gains dividends.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FEDERATED KAUFMANN FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Kaufmann Fund (the "Fund") as of October 31, 2001, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from January 1, 2001 to October 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of operations for the year ended December 31, 2000, the statement of changes in net assets for each of the two years in the period ended December 31, 2000, and financial highlights for each of the five years in the period ended December 31, 2000, were audited by other auditors whose report, dated February 1, 2001, expressed an unqualified opinion on those financial statements and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from the brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Kaufmann Fund at October 31, 2001, and the results of its operations, the changes in its net assets, and its financial highlights for the period from January 1, 2001 to October 31, 2001, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
December 10, 2001

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

G. ANDREW BONNEWELL

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager
Federated Kaufmann Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Cusip 314172644

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

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